Vanguard® Institutional Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.6%)
	Linde plc	238,162	110,898
	Air Products & Chemicals Inc.	112,026	33,039
	Ecolab Inc.	128,347	32,539
	Newmont Corp. (XNYS)	567,249	27,387
	Freeport-McMoRan Inc.	722,511	27,354
	Fastenal Co.	288,572	22,379
	International Paper Co.	264,646	14,119
	Nucor Corp.	115,903	13,948
	International Flavors & Fragrances Inc.	128,182	9,948
	LyondellBasell Industries NV Class A	129,757	9,135
	Steel Dynamics Inc.	72,696	9,093
	Reliance Inc.	27,436	7,922
	Avery Dennison Corp.	39,403	7,013
	CF Industries Holdings Inc.	84,810	6,628
	Royal Gold Inc.	33,546	5,485
	Eastman Chemical Co.	57,696	5,084
*	RBC Bearings Inc.	15,617	5,025
	Carpenter Technology Corp.	23,916	4,333
	Mueller Industries Inc.	56,313	4,288
	Albemarle Corp.	59,325	4,273
	Mosaic Co.	157,469	4,253
	United States Steel Corp.	96,863	4,093
	Alcoa Corp.	128,381	3,916
	Celanese Corp.	55,190	3,133
	UFP Industries Inc.	29,150	3,120
	FMC Corp.	63,664	2,686
	Balchem Corp.	15,842	2,630
	Commercial Metals Co.	55,737	2,564
	Element Solutions Inc.	109,708	2,480
	Cabot Corp.	27,977	2,326
	Hexcel Corp.	41,874	2,293
	Timken Co.	29,830	2,144
*	Cleveland-Cliffs Inc.	250,904	2,062
	NewMarket Corp.	3,618	2,049
*	Coeur Mining Inc.	309,771	1,834
	Avient Corp.	46,502	1,728
	Hecla Mining Co.	304,944	1,695
*	MP Materials Corp.	66,965	1,635
	Westlake Corp.	15,941	1,595
	Sensient Technologies Corp.	21,052	1,567
	Olin Corp.	60,520	1,467
	Ashland Inc.	23,583	1,398
	Huntsman Corp.	81,858	1,293
	Scotts Miracle-Gro Co.	22,245	1,221
	Sylvamo Corp.	17,632	1,183
	Innospec Inc.	10,954	1,038
*	Uranium Energy Corp.	211,741	1,012
	Hawkins Inc.	9,493	1,005
	Minerals Technologies Inc.	15,768	1,002
	Chemours Co.	73,072	989
	Materion Corp.	11,014	899
	Quaker Chemical Corp.	6,945	858
*	Ingevity Corp.	17,672	700
*	Perimeter Solutions Inc.	69,192	697
	Stepan Co.	11,463	631
	Kaiser Aluminum Corp.	8,243	500
	Worthington Steel Inc.	18,802	476
	Tronox Holdings plc	64,559	454
*	Century Aluminum Co.	24,206	449
*	Ecovyst Inc.	56,623	351

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Energy Fuels Inc.	93,646	349
	AdvanSix Inc.	14,701	333
*	Magnera Corp.	18,003	327
	Radius Recycling Inc.	11,139	322
	Koppers Holdings Inc.	11,230	314
	Ryerson Holding Corp.	11,921	274
*	Metallus Inc.	20,021	267
*	Clearwater Paper Corp.	8,983	228
*	Compass Minerals International Inc.	23,894	222
*	Ivanhoe Electric Inc.	36,917	214
	Mativ Holdings Inc.	29,332	183
*	Northwest Pipe Co.	4,371	180
*	LSB Industries Inc.	26,690	176
*	Rayonier Advanced Materials Inc.	26,685	153
*	Intrepid Potash Inc.	5,156	152
*	US Antimony Corp.	66,667	147
	Olympic Steel Inc.	4,337	137
*,1	ASP Isotopes Inc.	27,548	129
*	Ur-Energy Inc.	179,872	121
*	GrafTech International Ltd.	121,599	106
*	Idaho Strategic Resources Inc.	7,082	101
	Omega Flex Inc.	2,473	86
*	Dakota Gold Corp.	31,722	84
*,1	Piedmont Lithium Inc.	12,140	76
	American Vanguard Corp.	16,868	74
*	Alto Ingredients Inc.	64,935	74
*	Perma-Pipe International Holdings Inc.	5,795	72
	FutureFuel Corp.	17,913	70
*	Tredegar Corp.	7,912	61
	Friedman Industries Inc.	4,101	61
*	Contango ORE Inc.	5,757	59
*	NN Inc.	23,764	54
*	Culp Inc.	10,134	51
*	US Gold Corp.	5,405	49
*	Origin Materials Inc.	68,152	45
*	Unifi Inc.	8,861	43
*	American Battery Technology Co.	33,615	35
*	LanzaTech Global Inc.	84,607	20
	United-Guardian Inc.	2,129	19
*	CPS Technologies Corp.	8,161	13
			432,797
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	4,799,010	913,060
*	Tesla Inc.	1,375,706	356,528
	Costco Wholesale Corp.	223,416	211,302
*	Netflix Inc.	215,258	200,735
	Walmart Inc.	2,223,775	195,225
	Home Depot Inc.	499,832	183,183
	McDonald's Corp.	359,541	112,310
	Walt Disney Co.	909,720	89,789
*	Uber Technologies Inc.	1,051,483	76,611
	Booking Holdings Inc.	16,516	76,088
	TJX Cos. Inc.	566,141	68,956
	Lowe's Cos. Inc.	284,200	66,284
	Starbucks Corp.	571,696	56,078
*	O'Reilly Automotive Inc.	29,082	41,662
	NIKE Inc. Class B	595,183	37,782
*	Chipotle Mexican Grill Inc.	682,103	34,248
*	AutoZone Inc.	8,441	32,184
	Hilton Worldwide Holdings Inc.	121,193	27,577
	Marriott International Inc. Class A	111,063	26,455
	Royal Caribbean Cruises Ltd.	121,706	25,003
*	Copart Inc.	437,237	24,743
	Target Corp.	230,112	24,015
*	Airbnb Inc. Class A	198,897	23,760
	General Motors Co.	499,653	23,499
	Yum! Brands Inc.	140,333	22,083
	Ross Stores Inc.	165,586	21,160
	Ford Motor Co.	1,954,698	19,606

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Electronic Arts Inc.	131,177	18,958
	DR Horton Inc.	142,543	18,122
*	Take-Two Interactive Software Inc.	84,022	17,414
*	Roblox Corp. Class A	294,940	17,192
	Garmin Ltd.	77,520	16,832
	eBay Inc.	240,337	16,278
*	Lululemon Athletica Inc.	55,708	15,769
	Tractor Supply Co.	266,381	14,678
	Delta Air Lines Inc.	324,299	14,139
*	Carvana Co.	63,846	13,349
*	Trade Desk Inc. Class A	226,842	12,413
	Darden Restaurants Inc.	58,711	12,198
*	Warner Bros Discovery Inc.	1,102,043	11,825
	Lennar Corp. Class A	99,241	11,391
*	United Airlines Holdings Inc.	164,930	11,388
*	Live Nation Entertainment Inc.	81,982	10,705
	Expedia Group Inc.	61,870	10,400
	PulteGroup Inc.	101,078	10,391
*	NVR Inc.	1,427	10,338
	Southwest Airlines Co.	297,319	9,984
	Williams-Sonoma Inc.	61,545	9,730
*	Carnival Corp.	495,676	9,681
	Dollar General Corp.	110,087	9,680
*	Liberty Media Corp.-Liberty Formula One Class C	105,286	9,477
	RB Global Inc. (XTSE)	92,719	9,300
*	Deckers Outdoor Corp.	76,149	8,514
*	Ulta Beauty Inc.	23,207	8,506
	Genuine Parts Co.	69,312	8,258
	Omnicom Group Inc.	98,611	8,176
	Rollins Inc.	145,599	7,867
*	DraftKings Inc. Class A	232,579	7,724
*	BJ's Wholesale Club Holdings Inc.	66,920	7,636
*	Dollar Tree Inc.	101,584	7,626
*	Burlington Stores Inc.	31,615	7,535
	Tapestry Inc.	103,573	7,293
	Best Buy Co. Inc.	97,138	7,150
	Domino's Pizza Inc.	15,390	7,071
	Estee Lauder Cos. Inc. Class A	105,430	6,958
*	Aptiv plc	114,092	6,788
	News Corp. Class A	232,777	6,336
	Las Vegas Sands Corp.	160,379	6,195
*	CarMax Inc.	78,053	6,082
	Somnigroup International Inc.	100,482	6,017
	Pool Corp.	18,289	5,822
*	Duolingo Inc.	18,243	5,665
	Dick's Sporting Goods Inc.	27,823	5,608
	Texas Roadhouse Inc.	33,320	5,552
	Fox Corp. Class A	96,983	5,489
	LKQ Corp.	128,905	5,484
	Service Corp. International	68,144	5,465
	TKO Group Holdings Inc.	35,072	5,359
*	Rivian Automotive Inc. Class A	424,473	5,285
	Toll Brothers Inc.	49,767	5,255
	Interpublic Group of Cos. Inc.	188,374	5,116
	Aramark	134,537	4,644
*	GameStop Corp. Class A	202,880	4,528
*	Floor & Decor Holdings Inc. Class A	54,277	4,368
*	Cava Group Inc.	50,026	4,323
	Murphy USA Inc.	9,088	4,270
*	Norwegian Cruise Line Holdings Ltd.	221,641	4,202
	Ralph Lauren Corp.	18,886	4,169
	Hasbro Inc.	66,868	4,112
*	Planet Fitness Inc. Class A	42,504	4,106
	Lithia Motors Inc.	13,310	3,907
	New York Times Co. Class A	78,318	3,885
*	Bright Horizons Family Solutions Inc.	29,825	3,789
	Churchill Downs Inc.	33,515	3,723
	H&R Block Inc.	67,597	3,712
*	Skechers USA Inc. Class A	65,327	3,709
*	Light & Wonder Inc.	42,515	3,682

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Ollie's Bargain Outlet Holdings Inc.	30,836	3,588
*	American Airlines Group Inc.	336,301	3,548
	Wyndham Hotels & Resorts Inc.	38,495	3,484
	Wynn Resorts Ltd.	40,807	3,407
	Paramount Global Class B	282,135	3,374
	Bath & Body Works Inc.	109,504	3,320
*	Dutch Bros Inc. Class A	53,341	3,293
*	Mattel Inc.	169,075	3,285
	Wingstop Inc.	14,426	3,254
	U-Haul Holding Co.	54,312	3,214
	Fox Corp. Class B	60,460	3,187
*	Brinker International Inc.	21,373	3,186
	BorgWarner Inc. (XNYS)	110,321	3,161
*	Alaska Air Group Inc.	62,827	3,092
	Vail Resorts Inc.	18,903	3,025
*	MGM Resorts International	101,507	3,009
	VF Corp.	192,946	2,995
*	Taylor Morrison Home Corp.	48,830	2,932
*	AutoNation Inc.	17,889	2,897
*	Crocs Inc.	27,063	2,874
*	SiteOne Landscape Supply Inc.	23,037	2,798
	Gentex Corp.	115,262	2,686
	Nexstar Media Group Inc.	14,853	2,662
*	Stride Inc.	20,855	2,638
*	Champion Homes Inc.	27,742	2,629
*	Caesars Entertainment Inc.	101,638	2,541
	Gap Inc.	122,883	2,533
	Whirlpool Corp.	28,042	2,527
*	Chewy Inc. Class A	76,826	2,498
	Hyatt Hotels Corp. Class A	20,242	2,480
	Meritage Homes Corp.	34,633	2,455
*	Etsy Inc.	51,857	2,447
	Group 1 Automotive Inc.	6,335	2,420
	Lear Corp.	27,413	2,418
*	Grand Canyon Education Inc.	13,783	2,385
*	Valvoline Inc.	64,542	2,247
*	Lyft Inc. Class A	188,070	2,232
*	Asbury Automotive Group Inc.	9,822	2,169
	Sirius XM Holdings Inc.	95,129	2,145
*	Five Below Inc.	28,261	2,117
*	Cavco Industries Inc.	4,019	2,088
	Warner Music Group Corp. Class A	65,434	2,051
*	Abercrombie & Fitch Co. Class A	26,007	1,986
	Thor Industries Inc.	25,833	1,958
	Boyd Gaming Corp.	29,428	1,937
	Choice Hotels International Inc.	14,258	1,893
	Lennar Corp. Class B	17,145	1,870
*	Adtalem Global Education Inc.	18,289	1,841
	Rush Enterprises Inc. Class A	34,245	1,829
	PVH Corp.	28,228	1,825
	Kontoor Brands Inc.	27,476	1,762
*	RH	7,471	1,751
*	Liberty Media Corp.-Liberty Live Class C	25,250	1,721
*	Urban Outfitters Inc.	32,362	1,696
	Macy's Inc.	134,303	1,687
*	e.l.f Beauty Inc.	26,803	1,683
*	Shake Shack Inc. Class A	19,056	1,680
*	Boot Barn Holdings Inc.	15,617	1,678
	KB Home	28,855	1,677
	Six Flags Entertainment Corp.	46,767	1,668
	Academy Sports & Outdoors Inc.	36,453	1,663
*	SkyWest Inc.	18,349	1,603
*	Dorman Products Inc.	13,176	1,588
*	Wayfair Inc. Class A	48,009	1,538
	Travel & Leisure Co.	32,870	1,522
*	Madison Square Garden Sports Corp.	7,739	1,507
*	Lucid Group Inc.	608,354	1,472
*	Life Time Group Holdings Inc.	48,598	1,468
	TEGNA Inc.	80,514	1,467
	Harley-Davidson Inc.	57,665	1,456

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Frontdoor Inc.	37,684	1,448
*	M/I Homes Inc.	12,617	1,441
	Graham Holdings Co. Class B	1,499	1,440
*	Tri Pointe Homes Inc.	44,807	1,430
*	YETI Holdings Inc.	41,621	1,378
	Cinemark Holdings Inc.	54,993	1,369
*	Laureate Education Inc.	65,983	1,349
	Penske Automotive Group Inc.	9,338	1,344
*	Hilton Grand Vacations Inc.	35,598	1,332
	Nordstrom Inc.	53,307	1,303
	Newell Brands Inc.	205,044	1,271
	Wendy's Co.	86,787	1,270
	Columbia Sportswear Co.	16,487	1,248
*	Goodyear Tire & Rubber Co.	133,703	1,235
*	Penn Entertainment Inc.	74,975	1,223
	Signet Jewelers Ltd.	20,986	1,218
*	Peloton Interactive Inc. Class A	192,342	1,216
	Advance Auto Parts Inc.	30,758	1,206
	Cheesecake Factory Inc.	24,456	1,190
*	Sweetgreen Inc. Class A	47,446	1,187
*	ACV Auctions Inc. Class A	82,653	1,165
*	Capri Holdings Ltd.	57,355	1,132
	PriceSmart Inc.	12,847	1,129
	Red Rock Resorts Inc. Class A	25,206	1,093
	Polaris Inc.	26,630	1,090
	LCI Industries	12,128	1,060
*	OPENLANE Inc.	54,261	1,046
	Marriott Vacations Worldwide Corp.	16,187	1,040
*	Visteon Corp.	13,301	1,032
	American Eagle Outfitters Inc.	86,955	1,010
	Interparfums Inc.	8,663	986
	Strategic Education Inc.	11,728	985
	Century Communities Inc.	14,576	978
*	Green Brick Partners Inc.	16,653	971
*	Hanesbrands Inc.	168,121	970
	HNI Corp.	21,650	960
*	Coty Inc. Class A	173,454	949
	Acushnet Holdings Corp.	13,642	937
*	Liberty Media Corp.-Liberty Formula One Class A	11,224	914
	Steven Madden Ltd.	34,144	910
	John Wiley & Sons Inc. Class A	19,775	881
	Dana Inc.	65,476	873
*	Under Armour Inc. Class C	145,133	864
	Phinia Inc.	19,593	831
*	Central Garden & Pet Co. Class A	25,017	819
*	QuantumScape Corp.	196,373	817
	Perdoceo Education Corp.	31,020	781
*	TripAdvisor Inc.	54,699	775
	La-Z-Boy Inc.	19,769	773
	Worthington Enterprises Inc.	15,380	770
*	Victoria's Secret & Co.	40,225	747
	Carter's Inc.	17,988	736
	Levi Strauss & Co. Class A	46,744	729
*	JetBlue Airways Corp.	150,908	727
*	Atlanta Braves Holdings Inc. Class C	16,854	674
*	Liberty Media Corp.-Liberty Live Class A	9,983	671
*	Foot Locker Inc.	47,318	667
*	United Parks & Resorts Inc.	14,548	661
*	Lions Gate Entertainment Corp. Class B	83,018	658
	MillerKnoll Inc.	34,308	657
*	Knowles Corp.	42,852	651
*	LGI Homes Inc.	9,789	651
*	AMC Entertainment Holdings Inc. Class A	223,047	640
*	Universal Technical Institute Inc.	24,863	638
*	Avis Budget Group Inc.	8,385	636
*	Madison Square Garden Entertainment Corp.	19,221	629
	Papa John's International Inc.	14,997	616
*	Sonos Inc.	56,361	601
*	Helen of Troy Ltd.	11,217	600
	Buckle Inc.	15,331	587

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	News Corp. Class B	18,897	574
	Upbound Group Inc.	23,755	569
*	National Vision Holdings Inc.	43,490	556
	Dillard's Inc. Class A	1,538	551
	Leggett & Platt Inc.	68,445	541
*	Driven Brands Holdings Inc.	31,550	541
	Monarch Casino & Resort Inc.	6,914	538
	PROG Holdings Inc.	20,098	535
	Interface Inc.	26,803	532
*	Fox Factory Holding Corp.	22,121	516
	Winnebago Industries Inc.	14,502	500
	Wolverine World Wide Inc.	35,936	500
*	Sabre Corp.	177,181	498
*	G-III Apparel Group Ltd.	17,930	490
	Winmark Corp.	1,527	485
*	Everi Holdings Inc.	34,831	476
*	Arlo Technologies Inc.	47,705	471
	Steelcase Inc. Class A	42,940	471
	Camping World Holdings Inc. Class A	28,975	468
*	QuinStreet Inc.	26,153	467
	Oxford Industries Inc.	7,876	462
	Kohl's Corp.	55,709	456
	Cracker Barrel Old Country Store Inc.	11,717	455
*	Sally Beauty Holdings Inc.	49,977	451
*	Rush Street Interactive Inc.	40,901	438
*	Sphere Entertainment Co.	13,245	433
*	Gentherm Inc.	15,856	424
*	Coursera Inc.	61,006	406
*	Revolve Group Inc.	18,837	405
*	Udemy Inc.	51,765	402
	Sonic Automotive Inc. Class A	6,870	391
*	Portillo's Inc. Class A	32,167	382
*	Topgolf Callaway Brands Corp.	57,729	380
*	Integral Ad Science Holding Corp.	47,096	380
*	BJ's Restaurants Inc.	10,818	371
	Matthews International Corp. Class A	16,238	361
*	Cars.com Inc.	31,474	355
*	Mister Car Wash Inc.	43,626	344
*	Global Business Travel Group I	46,538	338
	Allegiant Travel Co.	6,414	331
	Ethan Allen Interiors Inc.	11,933	331
*	Sun Country Airlines Holdings Inc.	26,650	328
*	Liquidity Services Inc.	10,532	327
*	Accel Entertainment Inc.	31,919	317
*	Daily Journal Corp.	794	316
*	Dave & Buster's Entertainment Inc.	17,802	313
*	First Watch Restaurant Group Inc.	18,633	310
	Sturm Ruger & Co. Inc.	7,820	307
*,2	XPEL Inc.	10,315	303
	Caleres Inc.	16,862	291
*	Beazer Homes USA Inc.	13,951	284
*	Stagwell Inc.	46,799	283
*	Dream Finders Homes Inc. Class A	12,396	280
*	Thryv Holdings Inc.	21,346	273
*	Malibu Boats Inc. Class A	8,843	271
*	Figs Inc. Class A	59,138	271
	Bloomin' Brands Inc.	37,326	268
	Jack in the Box Inc.	9,828	267
*	Arhaus Inc.	29,599	258
*,1	Hertz Global Holdings Inc.	63,803	251
*	Atlanta Braves Holdings Inc. Class A	5,601	246
*	American Axle & Manufacturing Holdings Inc.	60,212	245
	Sinclair Inc.	15,399	245
*	MarineMax Inc.	11,242	242
*	Pursuit Attractions & Hospitality Inc.	6,815	241
	A-Mark Precious Metals Inc.	9,490	241
*	Gannett Co. Inc.	80,887	234
*	Frontier Group Holdings Inc.	53,314	231
*	Hovnanian Enterprises Inc. Class A	2,181	228
	Golden Entertainment Inc.	8,444	223

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Build-A-Bear Workshop Inc.	5,945	221
*	National CineMedia Inc.	37,849	221
*	RealReal Inc.	40,272	217
*	Corsair Gaming Inc.	24,202	214
	Marcus Corp.	12,690	212
	Shoe Carnival Inc.	9,489	209
	Standard Motor Products Inc.	8,385	209
	Krispy Kreme Inc.	42,492	209
	Gray Media Inc.	47,907	207
	Monro Inc.	14,116	204
	Smith & Wesson Brands Inc.	21,822	203
	Carriage Services Inc.	5,153	200
*	Eastman Kodak Co.	31,244	197
*	PlayAGS Inc.	16,242	197
*	ODP Corp.	13,769	197
*	Lincoln Educational Services Corp.	12,041	191
*	Clear Channel Outdoor Holdings Inc.	170,536	189
	Scholastic Corp.	9,385	177
*	Kura Sushi USA Inc. Class A	3,313	170
*	Beyond Inc.	28,924	168
	Movado Group Inc.	9,824	164
*	Stitch Fix Inc. Class A	49,885	162
	Guess? Inc.	14,555	161
	Global Industrial Co.	7,143	160
*	Central Garden & Pet Co.	4,329	159
*	Lindblad Expeditions Holdings Inc.	16,999	158
*	Lovesac Co.	8,584	156
*	Clean Energy Fuels Corp.	98,828	153
	Haverty Furniture Cos. Inc.	7,606	150
	Dine Brands Global Inc.	6,418	149
	Nathan's Famous Inc.	1,529	147
	RCI Hospitality Holdings Inc.	3,384	145
*	American Public Education Inc.	6,286	140
*	Turtle Beach Corp.	9,825	140
	Arko Corp.	35,346	140
*	Zumiez Inc.	9,299	138
*	KinderCare Learning Cos. Inc.	11,899	138
*	America's Car-Mart Inc.	3,029	137
*	El Pollo Loco Holdings Inc.	13,066	135
*	Biglari Holdings Inc. Class A	123	135
*,1	Red Cat Holdings Inc.	22,913	135
*	Funko Inc. Class A	19,445	133
*	Lions Gate Entertainment Corp. Class A	14,812	131
	Lakeland Industries Inc.	6,395	130
*,1	Serve Robotics Inc.	21,461	123
	Escalade Inc.	7,793	119
*	Genesco Inc.	5,529	117
*	MasterCraft Boat Holdings Inc.	6,720	116
*	Legacy Housing Corp.	4,549	115
*	EW Scripps Co. Class A	38,350	114
*	Smith Douglas Homes Corp.	5,788	113
*	iHeartMedia Inc. Class A	67,024	111
*	Savers Value Village Inc.	15,252	105
*	Under Armour Inc. Class A	16,658	104
*	1-800-Flowers.com Inc. Class A	17,186	101
*	Tile Shop Holdings Inc.	15,650	101
*	Holley Inc.	38,592	99
*	ContextLogic Inc. Class A	13,827	97
*	Latham Group Inc.	14,921	96
	Bassett Furniture Industries Inc.	6,220	95
*	Denny's Corp.	25,676	94
*,1	Wheels Up Experience Inc.	91,738	93
*	OneWater Marine Inc. Class A	5,707	92
	JAKKS Pacific Inc.	3,681	91
*	Barnes & Noble Education Inc.	8,711	91
	Superior Group of Cos. Inc.	8,115	89
	Cricut Inc. Class A	17,343	89
*	Landsea Homes Corp.	13,885	89
*	Cooper-Standard Holdings Inc.	5,768	88
*	Vuzix Corp.	43,358	88

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	ThredUP Inc. Class A	36,617	88
*	Petco Health & Wellness Co. Inc.	28,123	86
	Virco Mfg. Corp.	9,017	85
	Johnson Outdoors Inc. Class A	3,380	84
	Rocky Brands Inc.	4,700	82
*	Potbelly Corp.	8,515	81
*,1	Torrid Holdings Inc.	14,706	81
*,1	Luminar Technologies Inc.	15,040	81
*	Full House Resorts Inc.	19,223	80
*	Boston Omaha Corp. Class A	5,392	79
	J Jill Inc.	4,048	79
*	Xponential Fitness Inc. Class A	9,367	78
[1]	Lucky Strike Entertainment Corp. Class C	8,030	78
*	Kewaunee Scientific Corp.	1,959	77
*	Stoneridge Inc.	16,348	75
*	Strattec Security Corp.	1,814	72
*	AMMO Inc.	51,858	72
*	Outbrain Inc.	19,238	72
	Hooker Furnishings Corp.	7,095	71
*	AMC Networks Inc. Class A	10,285	71
	Townsquare Media Inc. Class A	8,775	71
	Entravision Communications Corp. Class A	33,461	70
*	European Wax Center Inc. Class A	17,243	68
*	Lands' End Inc.	6,583	67
*	BARK Inc.	47,471	66
*	Motorcar Parts of America Inc.	6,878	65
	Clarus Corp.	16,171	61
	Marine Products Corp.	7,169	60
*	Playstudios Inc.	47,290	60
*	Blink Charging Co.	64,030	59
	Hamilton Beach Brands Holding Co. Class A	2,948	57
	NL Industries Inc.	7,172	57
*	Ondas Holdings Inc.	51,858	56
*	Sleep Number Corp.	8,658	55
	Designer Brands Inc. Class A	14,816	54
*	GoPro Inc. Class A	79,577	53
*	Leslie's Inc.	68,971	51
*	Traeger Inc.	30,409	51
	Flexsteel Industries Inc.	1,363	50
	Weyco Group Inc.	1,626	50
*,1	SES AI Corp.	94,998	49
	Lifetime Brands Inc.	9,682	48
*	Destination XL Group Inc.	33,041	48
*	Superior Industries International Inc.	21,922	47
*	American Outdoor Brands Inc.	3,808	46
*	Citi Trends Inc.	2,055	45
*	Universal Electronics Inc.	7,274	45
*	QVC Group Inc.	218,621	44
*	Cardlytics Inc.	23,521	43
	Canterbury Park Holding Corp.	2,370	43
*	Chegg Inc.	65,563	42
	CuriosityStream Inc.	15,610	42
*	ONE Group Hospitality Inc.	14,056	42
*	iRobot Corp.	15,362	41
	Cato Corp. Class A	11,392	38
*	LiveOne Inc.	54,945	38
*	Century Casinos Inc.	21,934	37
*	Red Robin Gourmet Burgers Inc.	10,252	37
*	Fossil Group Inc.	31,352	36
*	Lee Enterprises Inc.	3,230	34
*	Noodles & Co.	29,201	32
*	Mesa Air Group Inc.	38,440	30
*	Purple Innovation Inc.	37,652	29
*	RumbleON Inc. Class B	9,708	27
*,1	WW International Inc.	50,419	26
*	Spruce Power Holding Corp.	10,214	25
*	Izea Worldwide Inc.	10,892	23
*	Surf Air Mobility Inc.	8,272	22
*	Allbirds Inc. Class A	3,347	22
*	Duluth Holdings Inc. Class B	10,724	19

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Ark Restaurants Corp.	1,363	14
*	Sonder Holdings Inc.	6,531	13
*	Fluent Inc.	5,916	13
*	Urban One Inc.	12,000	9
*	Cumulus Media Inc. Class A	10,888	5
*,3	Lubys Inc.	14,037	5
	FAT Brands Inc. Class B	1,964	5
*	Solo Brands Inc. Class A	24,870	4
*	Lulu's Fashion Lounge Holdings Inc.	9,663	4
*,3	SRAX Inc.	7,380	1
*	Twin Hospitality Group Inc.	164	1
			3,841,585
Consumer Staples (4.4%)
	Procter & Gamble Co.	1,180,410	201,166
	Philip Morris International Inc.	782,320	124,178
	Coca-Cola Co.	1,731,863	124,036
	PepsiCo Inc.	690,281	103,501
	Altria Group Inc.	851,673	51,117
	Mondelez International Inc. Class A	651,774	44,223
	CVS Health Corp.	633,976	42,952
	McKesson Corp.	63,052	42,433
	Colgate-Palmolive Co.	408,255	38,254
	Cencora Inc.	87,742	24,400
	Kimberly-Clark Corp.	166,951	23,744
	Kenvue Inc.	962,753	23,087
	Kroger Co.	327,439	22,164
	Corteva Inc.	347,568	21,872
	Keurig Dr Pepper Inc.	612,071	20,945
*	Monster Beverage Corp.	340,674	19,936
	Sysco Corp.	246,157	18,472
	General Mills Inc.	277,905	16,616
	Constellation Brands Inc. Class A	76,743	14,084
	Church & Dwight Co. Inc.	122,513	13,488
	Kraft Heinz Co.	419,439	12,764
	Hershey Co.	74,101	12,674
	Archer-Daniels-Midland Co.	240,917	11,566
	Kellanova	138,754	11,446
	McCormick & Co. Inc.	126,340	10,399
	Tyson Foods Inc. Class A	143,762	9,173
	Clorox Co.	61,842	9,106
	Casey's General Stores Inc.	18,530	8,043
*	US Foods Holding Corp.	115,169	7,539
*	Sprouts Farmers Market Inc.	49,103	7,495
	Conagra Brands Inc.	240,832	6,423
*	Performance Food Group Co.	78,660	6,185
	J M Smucker Co.	50,226	5,947
	Molson Coors Beverage Co. Class B	87,190	5,307
	Bunge Global SA	67,594	5,166
	Brown-Forman Corp. Class B	150,554	5,110
*	BellRing Brands Inc.	64,562	4,807
	Hormel Foods Corp.	149,719	4,632
	Ingredion Inc.	31,848	4,306
	Campbell's Co.	98,596	3,936
	Walgreens Boots Alliance Inc.	348,096	3,888
	Albertsons Cos. Inc. Class A	175,331	3,856
	Lamb Weston Holdings Inc.	71,788	3,826
	Primo Brands Corp.	105,198	3,734
	Coca-Cola Consolidated Inc.	2,535	3,422
*	Post Holdings Inc.	25,935	3,018
*	Celsius Holdings Inc.	72,215	2,572
*	Darling Ingredients Inc.	81,303	2,540
*	Freshpet Inc.	24,336	2,024
	Cal-Maine Foods Inc.	20,333	1,848
	Flowers Foods Inc.	92,006	1,749
	WD-40 Co.	7,087	1,729
	Lancaster Colony Corp.	9,825	1,719
*	Simply Good Foods Co.	46,469	1,603
*	Boston Beer Co. Inc. Class A	4,365	1,043
*	Chefs' Warehouse Inc.	19,136	1,042

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Energizer Holdings Inc.	34,801	1,041
*	Pilgrim's Pride Corp.	17,878	975
	Spectrum Brands Holdings Inc.	12,110	867
*	United Natural Foods Inc.	29,489	808
	Edgewell Personal Care Co.	25,373	792
	J & J Snack Foods Corp.	5,727	754
	Andersons Inc.	16,301	700
	Universal Corp.	12,398	695
	Reynolds Consumer Products Inc.	28,712	685
	Weis Markets Inc.	8,544	658
*	Grocery Outlet Holding Corp.	46,929	656
*	Vita Coco Co. Inc.	21,050	645
	Fresh Del Monte Produce Inc.	19,898	613
*	TreeHouse Foods Inc.	21,386	579
	WK Kellogg Co.	28,211	562
	Brown-Forman Corp. Class A	16,261	544
	Turning Point Brands Inc.	8,766	521
	Utz Brands Inc.	36,847	519
	Ingles Markets Inc. Class A	7,681	500
	National Beverage Corp.	11,526	479
*	Herbalife Ltd.	52,624	454
*	Vital Farms Inc.	14,622	446
	SpartanNash Co.	17,946	364
	Seaboard Corp.	120	324
	B&G Foods Inc.	42,512	292
	John B Sanfilippo & Son Inc.	4,122	292
	Tootsie Roll Industries Inc.	9,256	291
	Natural Grocers by Vitamin Cottage Inc.	7,025	282
*	Mission Produce Inc.	24,247	254
	Calavo Growers Inc.	9,730	233
	Oil-Dri Corp. of America	5,064	233
	MGP Ingredients Inc.	7,751	228
	Nu Skin Enterprises Inc. Class A	30,017	218
*	Honest Co. Inc.	45,174	212
*	Hain Celestial Group Inc.	50,282	209
*	Westrock Coffee Co.	26,832	194
*	Seneca Foods Corp. Class A	2,171	193
	ACCO Brands Corp.	41,861	175
	Limoneira Co.	9,063	161
*	Mama's Creations Inc.	20,671	135
	Village Super Market Inc. Class A	3,508	133
*	USANA Health Sciences Inc.	4,585	124
	Alico Inc.	4,068	121
*,1	Beyond Meat Inc.	35,200	107
*	HF Foods Group Inc.	21,622	106
*	Nature's Sunshine Products Inc.	7,683	96
*	Guardian Pharmacy Services Inc. Class A	4,305	92
*	Medifast Inc.	6,610	89
*	Olaplex Holdings Inc.	61,606	78
*	Beauty Health Co.	50,397	68
*	PetMed Express Inc.	14,496	61
*	BRC Inc. Class A	25,375	53
*	Lifeway Foods Inc.	2,100	51
*	GrowGeneration Corp.	33,292	36
	Lifevantage Corp.	2,430	35
*	Smithfield Foods Inc.	1,413	29
*	Farmer Bros Co.	11,334	25
			1,202,392
Energy (3.8%)
	Exxon Mobil Corp.	2,183,784	259,717
	Chevron Corp.	841,879	140,838
	ConocoPhillips	640,630	67,279
	Williams Cos. Inc.	613,557	36,666
	EOG Resources Inc.	283,326	36,334
	ONEOK Inc.	313,985	31,154
	Schlumberger NV	682,561	28,531
	Kinder Morgan Inc.	951,254	27,139
	Phillips 66	205,172	25,335
	Cheniere Energy Inc.	106,920	24,741

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Hess Corp.	147,548	23,568
	Marathon Petroleum Corp.	157,165	22,897
	Targa Resources Corp.	109,042	21,860
	Baker Hughes Co.	497,097	21,847
	Valero Energy Corp.	158,409	20,921
	Occidental Petroleum Corp.	330,647	16,321
	EQT Corp.	299,281	15,991
	Diamondback Energy Inc.	94,303	15,077
	Texas Pacific Land Corp.	9,797	12,981
	Expand Energy Corp.	110,586	12,310
	Devon Energy Corp.	325,687	12,181
	Coterra Energy Inc.	363,839	10,515
	Halliburton Co.	394,751	10,015
	TechnipFMC plc	211,338	6,697
*	First Solar Inc.	51,053	6,455
*	Antero Resources Corp.	150,000	6,066
	Ovintiv Inc. (XNYS)	131,678	5,636
	DTE Midstream LLC	51,114	4,931
	Range Resources Corp.	113,474	4,531
	Permian Resources Corp.	313,950	4,348
*	Enphase Energy Inc.	63,937	3,967
	APA Corp.	183,731	3,862
	Chord Energy Corp.	30,218	3,406
	Antero Midstream Corp.	170,049	3,061
	Matador Resources Co.	57,932	2,960
	ChampionX Corp.	97,546	2,907
	Viper Energy Inc.	64,364	2,906
*	NEXTracker Inc. Class A	68,860	2,902
	NOV Inc.	185,707	2,826
	HF Sinclair Corp.	82,170	2,702
	Magnolia Oil & Gas Corp. Class A	90,582	2,288
*	CNX Resources Corp.	71,847	2,262
	Archrock Inc.	86,032	2,257
	Murphy Oil Corp.	69,714	1,980
	Core Natural Resources Inc.	25,592	1,973
	Weatherford International plc	36,302	1,944
	California Resources Corp.	41,087	1,807
	SM Energy Co.	59,331	1,777
	Civitas Resources Inc.	46,779	1,632
	Patterson-UTI Energy Inc.	190,494	1,566
*	Gulfport Energy Corp.	7,765	1,430
	Noble Corp. plc	60,076	1,424
	Cactus Inc. Class A	30,583	1,402
	Northern Oil & Gas Inc.	46,378	1,402
	Liberty Energy Inc.	81,075	1,283
	Warrior Met Coal Inc.	26,667	1,273
*	Transocean Ltd. (XNYS)	388,476	1,231
*	Valaris Ltd.	30,015	1,178
	Helmerich & Payne Inc.	44,150	1,153
*	Oceaneering International Inc.	52,366	1,142
*	Tidewater Inc.	24,573	1,039
	Kodiak Gas Services Inc.	26,992	1,007
	Crescent Energy Co. Class A	88,145	991
	Kinetik Holdings Inc.	18,910	982
*	DNOW Inc.	55,449	947
*	Sable Offshore Corp.	34,681	880
	PBF Energy Inc. Class A	43,252	826
	World Kinect Corp.	28,144	798
	Peabody Energy Corp.	57,773	783
	Sitio Royalties Corp. Class A	38,251	760
*	Comstock Resources Inc.	36,477	742
*	NextDecade Corp.	91,723	714
*	Talos Energy Inc.	70,797	688
	Atlas Energy Solutions Inc.	37,318	666
*	Alpha Metallurgical Resources Inc.	5,181	649
[1]	New Fortress Energy Inc.	77,825	647
*,1	Plug Power Inc.	463,760	626
*	Helix Energy Solutions Group Inc.	66,881	556
	Select Water Solutions Inc.	47,971	504
*	Calumet Inc.	39,750	504

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	MRC Global Inc.	43,377	498
*	Centrus Energy Corp. Class A	7,956	495
	Delek US Holdings Inc.	32,547	490
*	Expro Group Holdings NV	48,448	482
	SunCoke Energy Inc.	45,316	417
*	Par Pacific Holdings Inc.	28,548	407
	Core Laboratories Inc.	25,988	390
	CVR Energy Inc.	18,790	364
*	Innovex International Inc.	20,294	364
*	Array Technologies Inc.	74,249	362
*	Bristow Group Inc.	11,379	359
[1]	Venture Global Inc. Class A	33,956	350
*	ProPetro Holding Corp.	47,381	348
*	REX American Resources Corp.	9,110	342
*	American Superconductor Corp.	17,671	321
*	Vital Energy Inc.	14,126	300
*	Shoals Technologies Group Inc. Class A	88,637	294
*	Summit Midstream Corp.	8,650	293
	RPC Inc.	51,950	286
	Solaris Energy Infrastructure Inc.	12,531	273
	Riley Exploration Permian Inc.	9,166	267
	Vitesse Energy Inc.	10,759	265
*	NPK International Inc.	39,784	231
*	Flowco Holdings Inc. Class A	8,951	230
*	Nabors Industries Ltd. (XNYS)	5,341	223
	Granite Ridge Resources Inc.	36,751	223
*	Hallador Energy Co.	17,929	220
	SandRidge Energy Inc.	19,293	220
*	Ameresco Inc. Class A	17,388	210
	VAALCO Energy Inc.	55,242	208
*	Oil States International Inc.	38,130	196
*	EVgo Inc.	63,127	168
*	Green Plains Inc.	34,504	167
*	Natural Gas Services Group Inc.	7,600	167
*	TETRA Technologies Inc.	49,794	167
*	BKV Corp.	7,618	160
*	Fluence Energy Inc.	32,108	156
*	Forum Energy Technologies Inc.	7,037	141
*	Matrix Service Co.	11,230	140
*,1	ChargePoint Holdings Inc.	218,055	132
	Ranger Energy Services Inc. Class A	9,200	130
*	Infinity Natural Resources Inc. Class A	6,867	129
	Ramaco Resources Inc. Class A	14,204	117
	NACCO Industries Inc. Class A	3,373	114
	HighPeak Energy Inc.	8,974	114
	Berry Corp.	34,778	112
	Evolution Petroleum Corp.	21,080	109
*	Gevo Inc.	94,419	109
*,1	ProFrac Holding Corp. Class A	14,066	107
*	DMC Global Inc.	12,511	105
*	Amplify Energy Corp.	27,105	101
	Epsilon Energy Ltd.	14,306	101
*	Flotek Industries Inc.	11,610	97
*	SEACOR Marine Holdings Inc.	17,588	89
	W&T Offshore Inc.	55,570	86
*	T1 Energy Inc.	62,112	78
*	Geospace Technologies Corp.	10,615	76
*	Montauk Renewables Inc.	36,146	75
*	Gulf Island Fabrication Inc.	10,847	70
*,1	Solid Power Inc.	65,146	68
*	Aemetis Inc.	38,550	67
*,1	Complete Solaria Inc.	41,956	65
*	PrimeEnergy Resources Corp.	269	61
*	Ring Energy Inc.	52,328	60
*,1	FuelCell Energy Inc.	10,632	49
*	Empire Petroleum Corp.	6,370	40
*	Ideal Power Inc.	6,716	35
	Energy Services of America Corp.	3,682	35
*,1	Stem Inc.	93,455	33
*	OPAL Fuels Inc. Class A	15,456	28

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*,1	Sunnova Energy International Inc.	60,749	23
*,1	TPI Composites Inc.	23,058	19
*,1	Beam Global	4,545	9
*	Battalion Oil Corp.	5,921	8
*,3	Alta Mesa Resources Inc. Class A	103,408	—
*,3	Novusterra Inc.	2,222	—
			1,025,939
Financials (12.1%)
*	Berkshire Hathaway Inc. Class B	869,020	462,823
	JPMorgan Chase & Co.	1,407,235	345,195
	Bank of America Corp.	3,446,078	143,805
	Wells Fargo & Co.	1,655,464	118,846
	Goldman Sachs Group Inc.	157,214	85,884
	Progressive Corp.	295,079	83,510
	S&P Global Inc.	158,596	80,583
	Morgan Stanley	609,202	71,076
	Charles Schwab Corp.	867,129	67,879
	Citigroup Inc.	949,247	67,387
	Blackrock Inc.	70,393	66,626
	Marsh & McLennan Cos. Inc.	247,627	60,428
	Chubb Ltd.	193,151	58,330
	Blackstone Inc.	363,152	50,761
	Intercontinental Exchange Inc.	289,357	49,914
	CME Group Inc.	181,511	48,153
	Arthur J Gallagher & Co.	128,148	44,242
	Aon plc Class A (XNYS)	103,428	41,277
	KKR & Co. Inc.	334,733	38,698
	Moody's Corp.	77,048	35,880
	PNC Financial Services Group Inc.	200,378	35,220
	US Bancorp	785,680	33,171
	Aflac Inc.	275,518	30,635
	Bank of New York Mellon Corp.	361,293	30,302
	Travelers Cos. Inc.	114,107	30,177
	Allstate Corp.	133,465	27,637
	Apollo Global Management Inc.	200,174	27,412
*	Berkshire Hathaway Inc. Class A	34	27,147
	Truist Financial Corp.	656,099	26,998
	American International Group Inc.	298,731	25,972
	Ameriprise Financial Inc.	48,427	23,444
	MetLife Inc.	291,566	23,410
	Discover Financial Services	126,017	21,511
	MSCI Inc.	37,168	21,019
	Prudential Financial Inc.	178,010	19,880
	Hartford Insurance Group Inc.	143,511	17,757
	Nasdaq Inc.	231,680	17,575
*	Coinbase Global Inc. Class A	100,281	17,271
	Arch Capital Group Ltd.	179,415	17,256
	Willis Towers Watson plc	50,079	16,924
*	Robinhood Markets Inc. Class A	384,926	16,021
	Brown & Brown Inc.	121,667	15,135
	M&T Bank Corp.	82,735	14,789
	Broadridge Financial Solutions Inc.	58,677	14,227
	Ares Management Corp. Class A	93,793	13,751
	Fifth Third Bancorp	334,006	13,093
	Raymond James Financial Inc.	92,383	12,833
	State Street Corp.	137,984	12,354
	LPL Financial Holdings Inc.	37,475	12,260
	Cboe Global Markets Inc.	52,839	11,957
	Cincinnati Financial Corp.	79,158	11,693
*	Markel Group Inc.	6,092	11,390
	Huntington Bancshares Inc.	728,766	10,939
	T Rowe Price Group Inc.	111,123	10,209
	W R Berkley Corp.	141,274	10,053
	Regions Financial Corp.	454,772	9,882
	Principal Financial Group Inc.	112,775	9,515
	Northern Trust Corp.	93,393	9,213
	KeyCorp.	552,082	8,828
	First Citizens BancShares Inc. Class A	4,730	8,770
	FactSet Research Systems Inc.	19,185	8,722

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Tradeweb Markets Inc. Class A	58,564	8,694
	Citizens Financial Group Inc.	209,022	8,564
	Interactive Brokers Group Inc. Class A	51,714	8,563
	Fidelity National Financial Inc.	130,454	8,490
	Equitable Holdings Inc.	153,366	7,989
	Loews Corp.	84,666	7,782
	Everest Group Ltd.	21,413	7,780
	Unum Group	86,853	7,075
	Reinsurance Group of America Inc.	33,271	6,551
	East West Bancorp Inc.	70,375	6,317
	Blue Owl Capital Inc.	307,800	6,168
*	SoFi Technologies Inc.	515,692	5,998
	RenaissanceRe Holdings Ltd.	24,571	5,897
	Annaly Capital Management Inc.	289,667	5,883
	Kinsale Capital Group Inc.	11,169	5,436
	Assurant Inc.	25,854	5,423
	Carlyle Group Inc.	124,097	5,409
	Erie Indemnity Co. Class A	12,830	5,376
	Globe Life Inc.	40,320	5,311
	First Horizon Corp.	263,102	5,109
	Ally Financial Inc.	136,484	4,978
	American Financial Group Inc.	36,504	4,794
	Primerica Inc.	16,833	4,789
	SouthState Corp.	51,475	4,778
	Stifel Financial Corp.	49,979	4,711
	Old Republic International Corp.	116,304	4,561
	SEI Investments Co.	57,624	4,473
	Webster Financial Corp.	86,619	4,465
	Houlihan Lokey Inc.	27,135	4,382
	AGNC Investment Corp.	451,451	4,325
	Western Alliance Bancorp	53,702	4,126
	Corebridge Financial Inc.	126,827	4,004
	Commerce Bancshares Inc.	64,318	4,003
	Ryan Specialty Holdings Inc.	54,058	3,993
	Pinnacle Financial Partners Inc.	37,447	3,971
	Jefferies Financial Group Inc.	73,796	3,953
	MarketAxess Holdings Inc.	18,114	3,919
	Morningstar Inc.	13,047	3,912
	Comerica Inc.	65,104	3,845
	Evercore Inc. Class A	18,612	3,717
	Axis Capital Holdings Ltd.	37,070	3,716
	Cullen / Frost Bankers Inc.	29,502	3,694
*	Mr. Cooper Group Inc.	30,524	3,651
	Wintrust Financial Corp.	32,242	3,626
	Zions Bancorp NA	72,126	3,596
	RLI Corp.	44,733	3,593
	UMB Financial Corp.	33,107	3,347
	Voya Financial Inc.	48,607	3,294
	Old National Bancorp	154,451	3,273
	First American Financial Corp.	49,853	3,272
	Starwood Property Trust Inc.	163,092	3,224
	Popular Inc.	34,666	3,202
	Prosperity Bancshares Inc.	44,755	3,194
	Invesco Ltd.	204,855	3,108
	Franklin Resources Inc.	161,117	3,102
	Lincoln National Corp.	84,316	3,028
	MGIC Investment Corp.	121,928	3,021
	SLM Corp.	102,191	3,001
	Synovus Financial Corp.	63,798	2,982
	Rithm Capital Corp.	257,847	2,952
	OneMain Holdings Inc.	60,365	2,951
	Jackson Financial Inc. Class A	35,168	2,946
	Hanover Insurance Group Inc.	16,758	2,915
	Selective Insurance Group Inc.	31,085	2,846
	Cadence Bank	92,682	2,814
*	Clearwater Analytics Holdings Inc. Class A	104,461	2,800
	Hamilton Lane Inc. Class A	18,734	2,785
	Essent Group Ltd.	48,110	2,777
	Columbia Banking System Inc.	106,248	2,650
	Home BancShares Inc.	91,217	2,579

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Radian Group Inc.	74,804	2,474
	White Mountains Insurance Group Ltd.	1,242	2,392
	United Bankshares Inc.	68,664	2,381
	Lazard Inc.	54,594	2,364
	Bank OZK	54,251	2,357
	FirstCash Holdings Inc.	19,512	2,348
	Glacier Bancorp Inc.	52,929	2,341
	TPG Inc.	49,035	2,326
	Affiliated Managers Group Inc.	13,582	2,282
	First Financial Bankshares Inc.	63,150	2,268
	FNB Corp.	167,035	2,247
	Janus Henderson Group plc	61,460	2,222
	Piper Sandler Cos.	8,678	2,149
	Assured Guaranty Ltd.	24,219	2,134
	Hancock Whitney Corp.	40,578	2,128
	Moelis & Co. Class A	36,281	2,117
	Valley National Bancorp	238,131	2,117
	ServisFirst Bancshares Inc.	25,075	2,071
	Kemper Corp.	30,365	2,030
	Ameris Bancorp	34,739	2,000
	Flagstar Financial Inc.	166,936	1,940
*	Upstart Holdings Inc.	41,079	1,891
*	MARA Holdings Inc.	164,071	1,887
	CNO Financial Group Inc.	43,948	1,830
*	Palomar Holdings Inc.	13,141	1,801
*	Enstar Group Ltd.	5,413	1,799
*	Brighthouse Financial Inc.	30,990	1,797
*	Axos Financial Inc.	27,552	1,778
	International Bancshares Corp.	27,919	1,761
	Associated Banc-Corp.	77,529	1,747
	StepStone Group Inc. Class A	33,240	1,736
	United Community Banks Inc.	61,319	1,725
	Fulton Financial Corp.	93,060	1,683
*	Texas Capital Bancshares Inc.	22,445	1,677
	Virtu Financial Inc. Class A	42,725	1,629
	Federated Hermes Inc.	39,833	1,624
	BGC Group Inc. Class A	176,959	1,623
*	StoneX Group Inc.	21,093	1,611
	PJT Partners Inc. Class A	11,642	1,605
	WSFS Financial Corp.	30,503	1,582
	First BanCorp (XNYS)	81,255	1,558
	Blackstone Mortgage Trust Inc. Class A	77,520	1,550
*	Baldwin Insurance Group Inc.	34,666	1,549
	First Hawaiian Inc.	61,334	1,499
*	Genworth Financial Inc.	209,856	1,488
	Cathay General Bancorp	34,504	1,485
	Victory Capital Holdings Inc. Class A	25,450	1,473
*	NMI Holdings Inc.	40,804	1,471
	PennyMac Financial Services Inc.	14,623	1,464
	Community Financial System Inc.	25,210	1,433
	Bank of Hawaii Corp.	20,767	1,432
	WesBanco Inc.	45,831	1,419
	Walker & Dunlop Inc.	16,244	1,387
*	Oscar Health Inc. Class A	104,838	1,374
	Eastern Bankshares Inc.	81,476	1,336
	Atlantic Union Bankshares Corp.	42,146	1,312
	Independent Bank Corp. (XNGS)	20,946	1,312
	Goosehead Insurance Inc. Class A	11,083	1,308
	CVB Financial Corp.	70,730	1,306
	Artisan Partners Asset Management Inc. Class A	33,262	1,301
*	Credit Acceptance Corp.	2,501	1,291
*	Enova International Inc.	13,004	1,256
	BankUnited Inc.	36,150	1,245
	First Interstate BancSystem Inc. Class A	43,385	1,243
	WaFd Inc.	42,968	1,228
*	Bancorp Inc.	23,217	1,227
	Banner Corp.	18,190	1,160
	BOK Financial Corp.	11,131	1,159
	Park National Corp.	7,656	1,159
	Bread Financial Holdings Inc.	22,874	1,146

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Towne Bank	33,500	1,145
	First Merchants Corp.	28,287	1,144
	Cohen & Steers Inc.	14,090	1,131
*	Riot Platforms Inc.	155,582	1,108
	First Financial Bancorp	44,209	1,104
	Seacoast Banking Corp. of Florida	42,805	1,101
	Provident Financial Services Inc.	63,121	1,084
	Simmons First National Corp. Class A	52,161	1,071
[1]	Arbor Realty Trust Inc.	90,164	1,059
*	Lemonade Inc.	33,687	1,059
	Pacific Premier Bancorp Inc.	48,876	1,042
	Stewart Information Services Corp.	14,351	1,024
	Enterprise Financial Services Corp.	18,881	1,015
	Renasant Corp.	29,682	1,007
	Stock Yards Bancorp Inc.	14,588	1,007
*	Skyward Specialty Insurance Group Inc.	18,911	1,001
	Banc of California Inc.	67,869	963
	NBT Bancorp Inc.	22,310	957
	Pathward Financial Inc.	13,059	953
	Trustmark Corp.	26,987	931
	First Busey Corp.	42,933	927
	Horace Mann Educators Corp.	21,654	925
	OFG Bancorp	21,864	875
	Federal Agricultural Mortgage Corp. Class C	4,519	847
*	SiriusPoint Ltd.	48,079	831
[1]	Rocket Cos. Inc. Class A	68,690	829
	FB Financial Corp.	17,362	805
	First Bancorp / Southern Pines NC	19,763	793
	First Commonwealth Financial Corp.	50,318	782
	Nelnet Inc. Class A	7,052	782
	Mercury General Corp.	13,815	772
	Northwest Bancshares Inc.	63,781	767
	National Bank Holdings Corp. Class A	19,873	761
*	Customers Bancorp Inc.	14,922	749
	Apollo Commercial Real Estate Finance Inc.	77,158	738
	City Holding Co.	6,278	737
	BancFirst Corp.	6,621	727
	Hilltop Holdings Inc.	23,296	709
	Ladder Capital Corp.	60,566	691
	Two Harbors Investment Corp.	51,731	691
	Lakeland Financial Corp.	11,526	685
	Nicolet Bankshares Inc.	6,291	685
	Employers Holdings Inc.	13,400	679
	German American Bancorp Inc.	18,044	677
*	Triumph Financial Inc.	11,635	673
	Veritex Holdings Inc.	26,768	668
	Stellar Bancorp Inc.	24,144	668
	PennyMac Mortgage Investment Trust	45,265	663
	S&T Bancorp Inc.	17,454	647
	HCI Group Inc.	4,313	644
	Sandy Spring Bancorp Inc.	22,629	632
	ARMOUR Residential REIT Inc.	36,935	632
	Berkshire Hills Bancorp Inc.	24,099	629
	WisdomTree Inc.	69,689	622
*	ProAssurance Corp.	26,126	610
*	Root Inc. Class A	4,567	609
*	Trupanion Inc.	16,307	608
	Compass Diversified Holdings	32,208	601
	Dime Community Bancshares Inc.	21,420	597
	QCR Holdings Inc.	8,115	579
	Hope Bancorp Inc.	54,606	572
	Preferred Bank	6,768	566
	Westamerica BanCorp	11,188	566
	Peoples Bancorp Inc.	18,815	558
	Virtus Investment Partners Inc.	3,198	551
	MFA Financial Inc. REIT	53,362	547
	OceanFirst Financial Corp.	31,923	543
*	Coastal Financial Corp.	6,003	543
	AMERISAFE Inc.	10,260	539
	Ellington Financial Inc.	40,649	539

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	TriCo Bancshares	13,233	529
*	LendingClub Corp.	51,140	528
	Franklin BSP Realty Trust Inc. REIT	41,277	526
	Dynex Capital Inc.	39,892	519
	Origin Bancorp Inc.	14,594	506
	Chimera Investment Corp.	39,322	505
	Safety Insurance Group Inc.	6,395	504
	Perella Weinberg Partners	27,176	500
	Bank First Corp.	4,836	487
	First Bancshares Inc.	14,076	476
	ConnectOne Bancorp Inc.	19,324	470
	Enact Holdings Inc.	13,516	470
	Brookline Bancorp Inc.	43,022	469
	Cannae Holdings Inc.	25,261	463
	Navient Corp.	36,597	462
	Live Oak Bancshares Inc.	16,802	448
	Ready Capital Corp.	85,235	434
	Merchants Bancorp	11,520	426
	1st Source Corp.	7,077	423
*	Dave Inc.	5,108	422
	Brightspire Capital Inc.	75,386	419
	Heritage Financial Corp.	17,141	417
*	PRA Group Inc.	20,015	413
	Tompkins Financial Corp.	6,489	409
	Univest Financial Corp.	14,261	404
	Community Trust Bancorp Inc.	7,925	399
	Redwood Trust Inc.	64,066	389
*	NB Bancorp Inc.	21,501	389
	Acadian Asset Management Inc.	14,826	383
	Hanmi Financial Corp.	16,720	379
*	Porch Group Inc.	52,056	379
	Mercantile Bank Corp.	8,404	365
	Orchid Island Capital Inc.	48,337	364
*	EZCorp. Inc. Class A	24,672	363
*	Encore Capital Group Inc.	10,369	355
	UWM Holdings Corp.	64,386	352
	Old Second Bancorp Inc.	20,889	348
	Central Pacific Financial Corp.	12,750	345
	Amerant Bancorp Inc.	16,676	344
	F&G Annuities & Life Inc.	9,344	337
	Horizon Bancorp Inc.	22,276	336
	Southside Bancshares Inc.	11,585	336
	Independent Bank Corp.	10,641	328
	KKR Real Estate Finance Trust Inc.	30,379	328
*	Bowhead Specialty Holdings Inc.	8,008	326
	Camden National Corp.	7,999	324
	Northeast Bank	3,544	324
	Burke & Herbert Financial Services Corp.	5,741	322
	Eagle Bancorp Inc.	15,264	321
	Byline Bancorp Inc.	12,082	316
*	Metropolitan Bank Holding Corp.	5,644	316
	TFS Financial Corp.	24,916	309
	Universal Insurance Holdings Inc.	12,857	305
	Heritage Commerce Corp.	31,816	303
	Esquire Financial Holdings Inc.	4,016	303
	Washington Trust Bancorp Inc.	9,683	299
	Metrocity Bankshares Inc.	10,742	296
	Republic Bancorp Inc. Class A	4,620	295
	Business First Bancshares Inc.	12,033	293
	First Financial Corp.	5,958	292
	GCM Grosvenor Inc. Class A	21,731	288
	TPG RE Finance Trust Inc.	35,005	285
	First Mid Bancshares Inc.	8,079	282
	Equity Bancshares Inc. Class A	7,038	277
	Peapack-Gladstone Financial Corp.	9,717	276
	Capitol Federal Financial Inc.	49,055	275
	P10 Inc. Class A	23,311	274
	Southern Missouri Bancorp Inc.	5,253	273
*	LendingTree Inc.	5,385	271
	Invesco Mortgage Capital Inc. REIT	33,905	268

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Capital City Bank Group Inc.	7,275	262
	Oppenheimer Holdings Inc. Class A	4,389	262
	First Community Bankshares Inc.	6,871	259
	ACNB Corp.	6,242	257
	Five Star Bancorp	9,233	257
	MidWestOne Financial Group Inc.	8,619	255
	Shore Bancshares Inc.	18,749	254
	TrustCo Bank Corp. NY	8,279	252
	HomeTrust Bancshares Inc.	7,328	251
*	World Acceptance Corp.	1,960	248
	United Fire Group Inc.	8,384	247
	Orrstown Financial Services Inc.	8,139	244
	Enterprise Bancorp Inc.	6,216	242
	New York Mortgage Trust Inc.	36,968	240
	Claros Mortgage Trust Inc.	64,114	239
	Amalgamated Financial Corp.	8,257	237
	Diamond Hill Investment Group Inc.	1,651	236
	Tiptree Inc.	9,815	236
	Great Southern Bancorp Inc.	4,245	235
	Northfield Bancorp Inc.	21,206	231
*	Selectquote Inc.	68,168	228
	Farmers National Banc Corp.	17,316	226
*	Firstsun Capital Bancorp	6,223	225
[1]	Hingham Institution for Savings	920	219
*	TWFG Inc.	6,990	216
	Arrow Financial Corp.	7,971	210
	HBT Financial Inc.	9,105	204
	Alerus Financial Corp.	10,987	203
	Bank of Marin Bancorp	9,121	201
	Midland States Bancorp Inc.	11,738	201
*	Bridgewater Bancshares Inc.	14,304	199
	Financial Institutions Inc.	7,962	199
*	Third Coast Bancshares Inc.	5,956	199
*	Hippo Holdings Inc.	7,730	198
	Citizens & Northern Corp.	9,606	193
	SmartFinancial Inc.	6,210	193
	First Bank	12,851	190
	HarborOne Bancorp Inc.	18,199	189
	Mid Penn Bancorp Inc.	7,285	189
*	Carter Bankshares Inc.	11,652	189
	First Business Financial Services Inc.	3,930	185
	Farmers & Merchants Bancorp Inc.	7,597	182
	Kearny Financial Corp.	28,755	180
	South Plains Financial Inc.	5,394	179
	Flushing Financial Corp.	13,951	177
	Bar Harbor Bankshares	5,964	176
*	Ambac Financial Group Inc.	19,910	174
	Northrim BanCorp Inc.	2,383	174
*	Southern First Bancshares Inc.	5,285	174
	Citizens Financial Services Inc.	3,001	174
*	California BanCorp	12,064	173
	Guaranty Bancshares Inc.	4,270	171
	Peoples Financial Services Corp.	3,852	171
*	Columbia Financial Inc.	11,296	169
	Regional Management Corp.	5,600	169
	Colony Bankcorp Inc.	10,400	168
	Community West Bancshares	9,076	168
	Sierra Bancorp	5,990	167
	Plumas Bancorp	3,790	164
	First of Long Island Corp.	13,193	163
*	Heritage Insurance Holdings Inc.	11,317	163
	CNB Financial Corp.	7,279	162
	Timberland Bancorp Inc.	5,382	162
	First Foundation Inc.	31,077	161
	West BanCorp. Inc.	8,088	161
	ChoiceOne Financial Services Inc.	5,565	160
	Donegal Group Inc. Class A	7,832	154
	Home Bancorp Inc.	3,408	153
	RBB Bancorp	9,289	153
	Primis Financial Corp.	15,599	152

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Southern States Bancshares Inc.	4,245	152
	AG Mortgage Investment Trust Inc.	20,734	151
	Penns Woods Bancorp Inc.	5,341	149
*	Hagerty Inc. Class A	16,280	147
*	MBIA Inc.	28,874	144
	C&F Financial Corp.	2,127	143
	Capital Bancorp Inc.	4,980	141
*	HomeStreet Inc.	11,667	137
	Fidelity D&D Bancorp Inc.	3,297	137
	USCB Financial Holdings Inc.	7,378	137
	Evans Bancorp Inc.	3,302	129
	Virginia National Bankshares Corp.	3,570	129
	First Bancorp Inc. (XNGS)	5,127	127
	Western New England Bancorp Inc.	13,588	126
	Chemung Financial Corp.	2,619	125
	Red River Bancshares Inc.	2,422	125
*	Open Lending Corp.	44,641	123
	John Marshall Bancorp Inc.	7,315	121
	Middlefield Banc Corp.	4,286	120
*	Ponce Financial Group Inc.	9,403	119
	NewtekOne Inc.	9,927	119
	Investors Title Co.	487	117
	Greene County Bancorp Inc.	4,767	115
*	Pioneer Bancorp Inc.	9,829	115
	Citizens Community Bancorp Inc.	8,019	115
	Unity Bancorp Inc.	2,794	114
*	Greenlight Capital Re Ltd. Class A	8,400	114
	MVB Financial Corp.	6,548	113
	American Coastal Insurance Corp. Class C	9,760	113
	FS Bancorp Inc.	2,949	112
	Investar Holding Corp.	6,312	111
*	Oportun Financial Corp.	20,170	111
	Northeast Community Bancorp Inc.	4,733	111
	Princeton Bancorp Inc.	3,621	111
	United Security Bancshares	12,285	110
	Parke Bancorp Inc.	5,753	108
	Bank7 Corp.	2,764	107
	LCNB Corp.	7,096	105
	Orange County Bancorp Inc.	4,486	105
	Civista Bancshares Inc.	5,318	104
*	ECB Bancorp Inc.	6,887	104
*	First Western Financial Inc.	5,229	103
	Oak Valley Bancorp	4,143	103
*	FB Bancorp Inc.	8,964	101
*	Onity Group Inc.	3,091	100
	Seven Hills Realty Trust	7,894	99
	BayCom Corp.	3,821	96
	Granite Point Mortgage Trust Inc.	37,105	96
*	Blue Ridge Bankshares Inc.	29,326	96
	Hanover Bancorp Inc.	4,382	96
*	Abacus Global Management Inc.	12,846	96
	Peoples Bancorp of North Carolina Inc.	3,475	95
	SB Financial Group Inc.	4,585	95
	Richmond Mutual BanCorp. Inc.	7,348	94
	First Internet Bancorp	3,460	93
	MainStreet Bancshares Inc.	5,552	93
	Guild Holdings Co. Class A	6,055	93
	Cherry Hill Mortgage Investment Corp.	27,624	91
	NexPoint Diversified Real Estate Trust	23,649	91
	National Bankshares Inc.	3,377	90
*	Exodus Movement Inc. Class A	1,963	90
	OppFi Inc.	9,595	89
	Bankwell Financial Group Inc.	2,912	88
*	eHealth Inc.	13,185	88
	Norwood Financial Corp.	3,621	88
	BCB Bancorp Inc.	8,752	86
*	Provident Bancorp Inc.	7,482	86
	Affinity Bancshares Inc.	4,831	86
	Crawford & Co. Class A	7,234	83
	Waterstone Financial Inc.	6,162	83

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	FVCBankcorp Inc.	7,664	81
*	Kingsway Financial Services Inc.	10,215	81
	Nexpoint Real Estate Finance Inc.	5,255	80
	James River Group Holdings Ltd.	18,918	79
	Ames National Corp.	4,288	75
*	Consumer Portfolio Services Inc.	8,509	74
	Hawthorn Bancshares Inc.	2,619	74
	Ares Commercial Real Estate Corp.	15,802	73
*	Sterling Bancorp Inc.	15,111	73
	Meridian Corp.	4,988	72
	Silvercrest Asset Management Group Inc. Class A	4,417	72
	First Savings Financial Group Inc.	2,763	71
*	Security National Financial Corp. Class A	5,869	71
	Lument Finance Trust Inc.	27,115	71
	Chicago Atlantic Real Estate Finance Inc.	4,825	71
	Medallion Financial Corp.	7,935	69
	Finward Bancorp	2,353	68
	PCB Bancorp	3,566	67
	OP Bancorp	5,487	66
*	BV Financial Inc.	4,320	66
	Eagle Bancorp Montana Inc.	3,864	65
*	Blue Foundry Bancorp	7,049	65
	First United Corp.	2,145	64
	Advanced Flower Capital Inc.	11,453	64
*	loanDepot Inc. Class A	53,726	64
*,1	Citizens Inc.	13,754	63
	First Financial Northwest Inc.	2,715	62
	Angel Oak Mortgage REIT Inc.	6,112	58
*	Better Home & Finance Holding Co.	5,350	58
	Territorial Bancorp Inc.	6,581	55
*	AlTi Global Inc.	18,087	55
	First National Corp.	2,392	54
	Landmark Bancorp Inc.	1,959	53
	Linkbancorp Inc.	7,578	51
	Eagle Financial Services Inc.	1,532	50
	BankFinancial Corp.	3,897	49
	Franklin Financial Services Corp.	1,372	49
*	Velocity Financial Inc.	2,461	46
	Sachem Capital Corp.	39,216	45
	Sunrise Realty Trust Inc.	3,817	42
[1]	B Riley Financial Inc.	10,511	41
	Manhattan Bridge Capital Inc.	6,830	40
	Summit State Bank	4,372	40
*	Finwise Bancorp	2,296	40
*	Forge Global Holdings Inc.	67,000	38
*	Finance Of America Cos. Inc. Class A	1,798	38
	AmeriServ Financial Inc.	15,247	37
*	GoHealth Inc. Class A	3,042	37
	First Community Corp.	1,614	36
	First Guaranty Bancshares Inc.	4,672	36
	First Northwest Bancorp	3,587	36
*	ACRES Commercial Realty Corp.	1,672	36
*	Kingstone Cos. Inc.	2,085	35
*	Great Elm Group Inc.	18,596	35
*,1	Bakkt Holdings Inc.	3,937	34
	Hennessy Advisors Inc.	3,282	33
	Rithm Property Trust Inc.	10,200	29
	Union Bankshares Inc.	853	27
	Riverview Bancorp Inc.	4,234	24
*	Broadway Financial Corp.	3,045	22
*	Old Market Capital Corp.	3,692	22
	ESSA Bancorp Inc.	1,013	19
			3,297,343
Health Care (10.9%)
	Eli Lilly & Co.	429,377	354,627
	UnitedHealth Group Inc.	463,089	242,543
	Johnson & Johnson	1,211,712	200,950
	AbbVie Inc.	888,323	186,121
	Abbott Laboratories	873,014	115,805

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Merck & Co. Inc.	1,271,202	114,103
	Thermo Fisher Scientific Inc.	189,987	94,538
*	Intuitive Surgical Inc.	179,548	88,925
	Amgen Inc.	270,423	84,250
*	Boston Scientific Corp.	742,991	74,953
	Pfizer Inc.	2,852,003	72,270
	Gilead Sciences Inc.	627,320	70,291
	Danaher Corp.	323,860	66,391
	Stryker Corp.	173,011	64,403
*	Vertex Pharmaceuticals Inc.	129,111	62,596
	Bristol-Myers Squibb Co.	1,020,494	62,240
	Medtronic plc	645,716	58,024
	Elevance Health Inc.	114,256	49,697
	Cigna Group	139,803	45,995
	Regeneron Pharmaceuticals Inc.	54,006	34,252
	Zoetis Inc.	202,494	33,341
	Becton Dickinson & Co.	144,629	33,129
	HCA Healthcare Inc.	87,304	30,168
*	Edwards Lifesciences Corp.	296,487	21,489
	GE HealthCare Technologies Inc.	218,253	17,615
*	Alnylam Pharmaceuticals Inc.	64,813	17,501
*	IDEXX Laboratories Inc.	40,826	17,145
*	Veeva Systems Inc. Class A	73,096	16,931
	Agilent Technologies Inc.	143,181	16,749
	Cardinal Health Inc.	121,320	16,714
	ResMed Inc.	73,690	16,496
	Humana Inc.	60,519	16,013
*	Centene Corp.	248,538	15,089
*	IQVIA Holdings Inc.	83,918	14,795
*	Dexcom Inc.	195,967	13,383
	Zimmer Biomet Holdings Inc.	99,781	11,293
	STERIS plc	49,322	11,179
*	Waters Corp.	29,715	10,952
*	Biogen Inc.	73,100	10,003
	Labcorp Holdings Inc.	41,939	9,761
	Quest Diagnostics Inc.	55,597	9,407
*	Insulet Corp.	35,228	9,251
*	Molina Healthcare Inc.	27,733	9,135
*	Natera Inc.	62,463	8,833
	Baxter International Inc.	255,306	8,739
*	Cooper Cos. Inc.	100,275	8,458
	West Pharmaceutical Services Inc.	36,257	8,117
*	Hologic Inc.	113,745	7,026
*	Insmed Inc.	91,997	7,018
*	United Therapeutics Corp.	22,423	6,912
*	Intra-Cellular Therapies Inc.	51,185	6,752
*	BioMarin Pharmaceutical Inc.	95,090	6,722
*	Tenet Healthcare Corp.	48,164	6,478
	Revvity Inc.	59,762	6,323
*	Illumina Inc.	78,818	6,253
	Royalty Pharma plc Class A	186,195	5,796
*	Align Technology Inc.	35,195	5,591
*	Neurocrine Biosciences Inc.	49,556	5,481
*	Avantor Inc.	327,027	5,301
	Viatris Inc.	601,639	5,240
*	Solventum Corp.	68,792	5,231
	Universal Health Services Inc. Class B	27,722	5,209
*	Corcept Therapeutics Inc.	45,386	5,184
	Encompass Health Corp.	50,722	5,137
*	Incyte Corp.	83,138	5,034
*	Exelixis Inc.	134,431	4,963
*	Moderna Inc.	174,801	4,956
*	Penumbra Inc.	18,216	4,871
	Bio-Techne Corp.	80,188	4,701
	Chemed Corp.	7,570	4,658
*	Henry Schein Inc.	62,932	4,310
*	Globus Medical Inc. Class A	57,267	4,192
*	Masimo Corp.	24,734	4,121
*	Exact Sciences Corp.	93,609	4,052
*	Halozyme Therapeutics Inc.	62,870	4,012

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	HealthEquity Inc.	44,282	3,913
*	Charles River Laboratories International Inc.	25,760	3,877
*	Medpace Holdings Inc.	12,413	3,782
	Ensign Group Inc.	29,214	3,780
*	Doximity Inc. Class A	61,272	3,556
*	Jazz Pharmaceuticals plc	28,529	3,542
*	Repligen Corp.	26,866	3,418
*	Lantheus Holdings Inc.	34,424	3,360
	Teleflex Inc.	23,542	3,253
*	DaVita Inc.	19,790	3,027
*	Merit Medical Systems Inc.	28,607	3,024
*	Revolution Medicines Inc.	85,125	3,010
*	Option Care Health Inc.	84,238	2,944
*	Sarepta Therapeutics Inc.	45,769	2,921
*	Blueprint Medicines Corp.	32,282	2,857
*	TG Therapeutics Inc.	70,666	2,786
*	Madrigal Pharmaceuticals Inc.	8,359	2,769
*	Alkermes plc	83,679	2,763
*	Glaukos Corp.	27,154	2,673
*	Bridgebio Pharma Inc.	76,569	2,647
*	Elanco Animal Health Inc. (XNYS)	250,758	2,633
*	Hims & Hers Health Inc.	86,943	2,569
*	Guardant Health Inc.	58,985	2,513
*	Bio-Rad Laboratories Inc. Class A	9,983	2,431
*	Krystal Biotech Inc.	13,309	2,400
*	Cytokinetics Inc.	59,419	2,388
*	Inspire Medical Systems Inc.	14,956	2,382
*	Ionis Pharmaceuticals Inc.	78,656	2,373
*	Axsome Therapeutics Inc.	19,639	2,291
*	Vaxcyte Inc.	59,827	2,259
	Bruker Corp.	53,842	2,247
*	Roivant Sciences Ltd.	221,023	2,230
*	Prestige Consumer Healthcare Inc.	24,980	2,148
*,1	Tempus AI Inc.	42,678	2,059
*	ADMA Biologics Inc.	102,963	2,043
*	Integer Holdings Corp.	17,017	2,008
*	PTC Therapeutics Inc.	38,944	1,985
	Perrigo Co. plc	68,652	1,925
	Organon & Co.	129,226	1,924
*	Arcellx Inc.	28,268	1,854
*	Avidity Biosciences Inc.	57,589	1,700
*	ICU Medical Inc.	12,136	1,685
*	RadNet Inc.	33,549	1,668
*	iRhythm Technologies Inc.	15,799	1,654
*	Ultragenyx Pharmaceutical Inc.	45,428	1,645
*	Waystar Holding Corp.	44,002	1,644
*	Nuvalent Inc. Class A	23,010	1,632
*	Crinetics Pharmaceuticals Inc.	48,246	1,618
*	Rhythm Pharmaceuticals Inc.	30,418	1,611
*	Haemonetics Corp.	24,989	1,588
*	CorVel Corp.	14,162	1,586
*	SpringWorks Therapeutics Inc.	35,323	1,559
*	Akero Therapeutics Inc.	37,439	1,516
*	PROCEPT BioRobotics Corp.	26,026	1,516
*	Protagonist Therapeutics Inc.	31,071	1,503
*	Envista Holdings Corp.	87,102	1,503
	DENTSPLY SIRONA Inc.	99,152	1,481
*	Catalyst Pharmaceuticals Inc.	60,475	1,467
*	Amedisys Inc.	15,577	1,443
*	Acadia Healthcare Co. Inc.	45,268	1,373
*	Scholar Rock Holding Corp.	42,422	1,364
*	Viking Therapeutics Inc.	53,045	1,281
*	Soleno Therapeutics Inc.	17,674	1,263
	Patterson Cos. Inc.	40,027	1,250
*	Amicus Therapeutics Inc.	152,725	1,246
*	Veracyte Inc.	39,845	1,181
*	Privia Health Group Inc.	52,592	1,181
*	Apellis Pharmaceuticals Inc.	53,957	1,180
	Concentra Group Holdings Parent Inc.	54,294	1,178
*	Twist Bioscience Corp.	29,165	1,145

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Vericel Corp.	25,129	1,121
*	Enovis Corp.	29,154	1,114
*	TransMedics Group Inc.	16,452	1,107
*	Alignment Healthcare Inc.	59,091	1,100
*	Summit Therapeutics Inc. (XNMS)	55,883	1,078
*	QuidelOrtho Corp.	30,464	1,065
*	ACADIA Pharmaceuticals Inc.	63,344	1,052
*	Mirum Pharmaceuticals Inc.	23,073	1,039
*	Biohaven Ltd.	40,983	985
*	Novocure Ltd.	54,518	972
	Select Medical Holdings Corp.	58,047	969
*	Ligand Pharmaceuticals Inc.	9,139	961
*	Recursion Pharmaceuticals Inc. Class A	181,669	961
*	Tarsus Pharmaceuticals Inc.	18,505	951
*	Sotera Health Co.	80,023	933
*	Edgewise Therapeutics Inc.	42,295	931
*	Neogen Corp.	107,022	928
	CONMED Corp.	15,255	921
*	Supernus Pharmaceuticals Inc.	28,093	920
*	Addus HomeCare Corp.	9,232	913
*	Beam Therapeutics Inc.	45,695	892
*	Arcutis Biotherapeutics Inc.	56,483	883
	Premier Inc. Class A	44,748	863
*	Surgery Partners Inc.	35,825	851
	LeMaitre Vascular Inc.	10,107	848
*	Progyny Inc.	37,730	843
*	Agios Pharmaceuticals Inc.	28,542	836
*	Omnicell Inc.	22,902	801
*	Warby Parker Inc. Class A	43,959	801
*	Kymera Therapeutics Inc.	28,951	792
*	Denali Therapeutics Inc.	58,059	789
*	Travere Therapeutics Inc.	43,796	785
*	Dynavax Technologies Corp.	60,015	778
*	BioCryst Pharmaceuticals Inc.	103,597	777
*	Integra LifeSciences Holdings Corp.	34,994	770
*	MannKind Corp.	149,685	753
*	Astrana Health Inc.	24,011	745
*	GeneDx Holdings Corp.	8,404	744
*	CG oncology Inc.	30,341	743
*	Apogee Therapeutics Inc.	19,652	734
*	UFP Technologies Inc.	3,618	730
*	AtriCure Inc.	22,585	729
*	Teladoc Health Inc.	90,426	720
*	Harmony Biosciences Holdings Inc.	21,673	719
*	Amneal Pharmaceuticals Inc.	84,299	706
*	Phreesia Inc.	26,881	687
*	Clover Health Investments Corp.	190,857	685
*	Azenta Inc.	19,451	674
*	agilon health Inc.	154,412	669
*	Arrowhead Pharmaceuticals Inc.	52,252	666
*	Pediatrix Medical Group Inc.	44,361	643
*	BrightSpring Health Services Inc.	35,090	635
*	Tandem Diabetes Care Inc.	33,106	634
*	Celldex Therapeutics Inc.	34,015	617
*	NeoGenomics Inc.	64,055	608
*	Janux Therapeutics Inc.	22,189	599
*	Immunovant Inc.	34,837	595
	US Physical Therapy Inc.	8,064	584
*	Brookdale Senior Living Inc.	92,898	582
*	Vera Therapeutics Inc.	24,073	578
*	Ardelyx Inc.	115,915	569
*	Certara Inc.	56,847	563
*	ANI Pharmaceuticals Inc.	8,390	562
*	Evolent Health Inc. Class A	58,642	555
*	Disc Medicine Inc.	11,180	555
*	Ocular Therapeutix Inc.	75,437	553
*	Pacira BioSciences Inc.	22,147	550
	National HealthCare Corp.	5,800	538
*	Dyne Therapeutics Inc.	51,078	534
*	Adaptive Biotechnologies Corp.	70,700	525

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	AdaptHealth Corp.	48,271	523
*	Artivion Inc.	21,024	517
*	Ideaya Biosciences Inc.	30,991	508
*	Novavax Inc.	78,182	501
*	Innoviva Inc.	27,413	497
*	Syndax Pharmaceuticals Inc.	40,435	497
*	Nurix Therapeutics Inc.	41,784	496
*	89bio Inc.	68,004	494
*	Viridian Therapeutics Inc.	36,351	490
*	Alphatec Holdings Inc.	48,138	488
*	BioLife Solutions Inc.	21,097	482
*	Geron Corp. (XNGS)	299,053	476
*	CareDx Inc.	26,622	473
*	MiMedx Group Inc.	61,863	470
*	Iovance Biotherapeutics Inc.	140,927	469
*	RxSight Inc.	18,428	465
*	Liquidia Corp.	31,370	463
*	ARS Pharmaceuticals Inc.	36,536	460
*	Collegium Pharmaceutical Inc.	15,054	449
*	Spyre Therapeutics Inc.	27,480	443
*	STAAR Surgical Co.	24,813	437
*	10X Genomics Inc. Class A	50,019	437
*	Xeris Biopharma Holdings Inc.	76,499	420
*	Healthcare Services Group Inc.	41,510	418
*	Amphastar Pharmaceuticals Inc.	14,090	408
*	Vir Biotechnology Inc.	62,307	404
*	Myriad Genetics Inc.	45,230	401
*	Avadel Pharmaceuticals plc	50,447	395
	HealthStream Inc.	12,167	392
*	Pennant Group Inc.	15,495	390
*	Kiniksa Pharmaceuticals International plc	17,545	390
*	Harrow Inc.	14,626	389
*,1	Anavex Life Sciences Corp.	44,887	385
	Embecta Corp.	29,978	382
*	Xencor Inc.	35,566	378
*	Paragon 28 Inc.	28,922	378
*	LifeStance Health Group Inc.	54,383	362
*	Enliven Therapeutics Inc.	18,316	360
*,1	ImmunityBio Inc.	117,503	354
*	Axogen Inc.	18,853	349
*	Fortrea Holdings Inc.	46,209	349
*	Evolus Inc.	28,763	346
*	Orthofix Medical Inc.	20,959	342
*	GRAIL Inc.	13,400	342
*	Intellia Therapeutics Inc.	47,841	340
*	Praxis Precision Medicines Inc.	8,690	329
*	Cogent Biosciences Inc.	54,517	327
*	Replimune Group Inc.	32,778	320
*	Day One Biopharmaceuticals Inc.	39,181	311
*	Owens & Minor Inc.	33,851	306
*	Chimerix Inc.	35,266	300
*	Avanos Medical Inc.	20,480	293
*	SI-BONE Inc.	20,800	292
*	Arbutus Biopharma Corp.	81,729	285
*	Immunome Inc.	41,234	278
*	Mineralys Therapeutics Inc.	17,510	278
*	LENZ Therapeutics Inc.	10,606	273
*	Arcus Biosciences Inc.	34,316	269
*	KalVista Pharmaceuticals Inc.	23,274	269
*	Niagen Bioscience Inc.	37,499	259
*	Ardent Health Partners Inc.	18,631	256
*	Accolade Inc.	36,499	255
	iRadimed Corp.	4,795	252
*	Kura Oncology Inc.	38,041	251
*	Rocket Pharmaceuticals Inc.	37,345	249
*	Castle Biosciences Inc.	12,416	249
*	OPKO Health Inc.	148,977	247
*	Sage Therapeutics Inc.	30,333	241
*	Surmodics Inc.	7,891	241
*	Nuvation Bio Inc.	133,928	236

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Arvinas Inc.	33,074	232
*	Omeros Corp.	27,693	228
*	PACS Group Inc.	20,214	227
*	Savara Inc.	81,728	226
*	ArriVent Biopharma Inc.	12,242	226
*	Delcath Systems Inc.	17,705	225
*	AngioDynamics Inc.	23,643	222
*	Dianthus Therapeutics Inc.	12,237	222
*	Varex Imaging Corp.	19,020	221
	Phibro Animal Health Corp. Class A	10,146	217
*	OrthoPediatrics Corp.	8,645	213
*	Relay Therapeutics Inc.	80,587	211
*	Metsera Inc.	7,760	211
*	Akebia Therapeutics Inc.	107,700	207
*	TruBridge Inc.	7,530	207
*	REGENXBIO Inc.	27,428	196
*	Cullinan Therapeutics Inc.	25,656	194
*	Community Health Systems Inc.	71,476	193
*	ORIC Pharmaceuticals Inc.	34,504	193
*	Bioventus Inc. Class A	21,076	193
*,1	Altimmune Inc.	37,918	190
*	AnaptysBio Inc.	10,186	189
*	Theravance Biopharma Inc.	21,171	189
*	Cytek Biosciences Inc.	46,424	186
*	GoodRx Holdings Inc. Class A	41,857	185
*	Zymeworks Inc.	15,553	185
*	Trevi Therapeutics Inc.	29,030	183
*	Tourmaline Bio Inc.	12,005	183
*	Verve Therapeutics Inc.	39,284	180
*	Treace Medical Concepts Inc.	21,239	178
*	Talkspace Inc.	69,527	178
*	Heron Therapeutics Inc.	80,344	177
*	Celcuity Inc.	17,418	176
*	Butterfly Network Inc.	76,706	175
*	CorMedix Inc.	28,161	173
	Oruka Therapeutics Inc.	16,787	172
*	Standard BioTools Inc.	158,162	171
*	Capricor Therapeutics Inc.	17,890	170
*	Enhabit Inc.	19,174	169
*,1	Pacific Biosciences of California Inc.	142,299	168
*	Zevra Therapeutics Inc.	22,379	168
*	Aveanna Healthcare Holdings Inc.	30,960	168
*	Keros Therapeutics Inc.	16,370	167
*	Phathom Pharmaceuticals Inc.	26,349	165
*	Senseonics Holdings Inc.	247,454	162
*	NeuroPace Inc.	13,081	161
*	Entrada Therapeutics Inc.	17,787	161
*	Vanda Pharmaceuticals Inc.	34,519	158
*	EyePoint Pharmaceuticals Inc.	29,218	158
*	Gossamer Bio Inc.	143,151	157
*	Esperion Therapeutics Inc.	106,732	154
*	Cerus Corp.	108,919	151
*	Atea Pharmaceuticals Inc.	50,507	151
	National Research Corp.	11,753	150
*	OraSure Technologies Inc.	44,457	150
*	Pulmonx Corp.	22,314	150
*	Erasca Inc.	109,544	150
*	Arcturus Therapeutics Holdings Inc.	13,775	146
*	Astria Therapeutics Inc.	26,798	143
*	ClearPoint Neuro Inc.	11,953	142
*	Tactile Systems Technology Inc.	10,582	140
*	DocGo Inc.	52,945	140
*	Zimvie Inc.	13,001	140
*	Quanterix Corp.	21,088	137
*	Organogenesis Holdings Inc.	31,293	135
*	Emergent BioSolutions Inc.	27,655	134
*	Maravai LifeSciences Holdings Inc. Class A	60,043	133
*	Stoke Therapeutics Inc.	19,554	130
*	Monte Rosa Therapeutics Inc.	27,915	130
*	Neuronetics Inc.	35,110	129

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Avita Medical Inc.	15,718	128
*	SIGA Technologies Inc.	22,419	123
*	Bicara Therapeutics Inc.	9,417	123
*	Aldeyra Therapeutics Inc.	21,148	122
*	Taysha Gene Therapies Inc.	88,081	122
*,1	Ginkgo Bioworks Holdings Inc.	21,342	122
*	Precigen Inc.	81,031	121
*	Nevro Corp.	20,620	120
*	Absci Corp.	47,736	120
*	Amylyx Pharmaceuticals Inc.	33,909	120
*	ACELYRIN Inc.	48,699	120
*	Eledon Pharmaceuticals Inc.	34,722	118
*	Eton Pharmaceuticals Inc.	8,960	116
*	Sana Biotechnology Inc.	68,211	115
*	Ceribell Inc.	6,006	115
*	Fulgent Genetics Inc.	6,726	114
*	Claritev Corp.	5,530	114
*	Joint Corp.	9,074	113
*	Electromed Inc.	4,731	113
*	Rigel Pharmaceuticals Inc.	6,238	112
*	Lifecore Biomedical Inc.	15,740	111
*	Aquestive Therapeutics Inc.	38,200	111
*	Fulcrum Therapeutics Inc.	38,618	111
*	Olema Pharmaceuticals Inc.	29,559	111
*	Health Catalyst Inc.	23,963	109
*	Voyager Therapeutics Inc.	32,198	109
*	LifeMD Inc.	20,036	109
*	Aura Biosciences Inc.	18,524	109
*,1	Rapport Therapeutics Inc.	10,753	108
*	OmniAb Inc.	44,629	107
*	Ironwood Pharmaceuticals Inc.	71,834	106
*	Codexis Inc.	38,749	104
*,1	Ocugen Inc.	146,991	104
*	Cidara Therapeutics Inc.	4,829	104
*	Viemed Healthcare Inc.	14,170	103
*	Allogene Therapeutics Inc.	69,884	102
*	Checkpoint Therapeutics Inc.	25,126	102
*,1	Inmune Bio Inc.	12,972	101
*	MaxCyte Inc.	36,454	100
*	CVRx Inc.	8,150	100
*	Inogen Inc.	13,936	99
*	LENSAR Inc.	6,985	99
	Utah Medical Products Inc.	1,742	98
*,1	Humacyte Inc.	57,747	98
*	Compass Therapeutics Inc.	51,820	98
*,1	Gyre Therapeutics Inc.	12,676	98
*	Semler Scientific Inc.	2,681	97
*	Y-mAbs Therapeutics Inc.	21,582	96
*	Sanara Medtech Inc.	3,119	96
*	Terns Pharmaceuticals Inc.	34,374	95
*	Myomo Inc.	19,705	95
*	Accuray Inc.	51,997	93
*	Corvus Pharmaceuticals Inc.	29,109	93
*	aTyr Pharma Inc.	30,736	93
*	Sonida Senior Living Inc.	4,000	93
*	Fennec Pharmaceuticals Inc.	15,135	92
*	Verastem Inc.	15,220	92
*	Tyra Biosciences Inc.	9,814	91
*	Anika Therapeutics Inc.	5,877	88
*	Puma Biotechnology Inc.	29,844	88
*	iTeos Therapeutics Inc.	14,658	88
*	4D Molecular Therapeutics Inc.	27,349	88
*	Cardiff Oncology Inc.	27,727	87
*	Rezolute Inc.	29,923	87
*	Personalis Inc.	24,439	86
*	Annexon Inc.	44,785	86
*	OptimizeRx Corp.	9,766	85
*	Foghorn Therapeutics Inc.	23,323	85
*	XOMA Royalty Corp.	4,219	84
*	Beta Bionics Inc.	6,767	83

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Solid Biosciences Inc.	21,978	81
*	Candel Therapeutics Inc.	14,245	80
*	Regulus Therapeutics Inc.	44,354	78
*	Inhibrx Biosciences Inc.	5,545	78
*	Nektar Therapeutics	113,006	77
*	scPharmaceuticals Inc.	29,040	76
*	Immunic Inc.	69,930	76
*	Sionna Therapeutics Inc.	7,190	75
*	908 Devices Inc.	16,493	74
*	Cargo Therapeutics Inc.	17,964	73
*	Inhibikase Therapeutics Inc.	33,537	73
*	SELLAS Life Sciences Group Inc.	66,667	72
*,1	Genelux Corp.	26,810	72
*	Protara Therapeutics Inc.	16,636	71
*	2seventy bio Inc.	14,157	70
*	Sangamo Therapeutics Inc.	102,568	67
*	Vaxart Inc.	164,421	67
*	Lyell Immunopharma Inc.	124,919	67
*	C4 Therapeutics Inc.	41,410	66
*	Abeona Therapeutics Inc.	13,866	66
*	Coya Therapeutics Inc.	10,246	66
*	Enanta Pharmaceuticals Inc.	11,703	65
*	Pulse Biosciences Inc.	3,974	64
*	Quantum-Si Inc.	52,083	63
*	Aclaris Therapeutics Inc.	40,404	62
*	Editas Medicine Inc.	53,210	62
*	FONAR Corp.	4,446	62
*	KORU Medical Systems Inc.	24,313	62
*,1	Prime Medicine Inc.	31,328	62
*,1	Alumis Inc.	10,023	62
*	Tectonic Therapeutic Inc.	3,507	62
*	Stereotaxis Inc.	34,931	61
*	Zentalis Pharmaceuticals Inc.	38,041	61
*	Perspective Therapeutics Inc.	28,575	61
*	Diamedica Therapeutics Inc.	15,764	60
*	Anixa Biosciences Inc.	21,079	60
*	Korro Bio Inc.	3,430	60
*	Alector Inc.	47,602	59
*	InfuSystem Holdings Inc.	10,917	59
*	Tango Therapeutics Inc.	42,340	58
*	American Well Corp. Class A	7,355	58
*	Seer Inc.	33,292	56
*	Design Therapeutics Inc.	14,493	56
*	Orchestra BioMed Holdings Inc.	13,174	56
*	Nutex Health Inc.	1,182	56
*	Optinose Inc.	6,137	56
*	Atossa Therapeutics Inc.	81,493	55
*	Neurogene Inc.	4,736	55
*	Coherus Biosciences Inc.	67,253	54
*	Kodiak Sciences Inc.	19,198	54
*	ProKidney Corp.	61,792	54
*	Sensus Healthcare Inc.	11,106	53
*,1	Telomir Pharmaceuticals Inc.	16,474	53
*	Larimar Therapeutics Inc.	24,109	52
*	Adverum Biotechnologies Inc.	11,896	52
*	Innovage Holding Corp.	16,618	50
*	Sera Prognostics Inc. Class A	13,486	50
*	Septerna Inc.	8,719	50
*	MacroGenics Inc.	38,497	49
*	Nuvectis Pharma Inc.	5,047	49
*	Upstream Bio Inc.	7,928	49
*,1	CervoMed Inc.	5,260	48
*	Sagimet Biosciences Inc. Class A	14,259	47
*,1	Galectin Therapeutics Inc.	37,318	46
*	Achieve Life Sciences Inc.	16,807	45
*	Lexeo Therapeutics Inc.	13,106	45
*,1	Seres Therapeutics Inc.	61,360	43
*	Biote Corp. Class A	12,979	43
*	Lineage Cell Therapeutics Inc.	93,589	42
*	Assertio Holdings Inc.	61,718	42

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Acumen Pharmaceuticals Inc.	37,879	42
*	Contineum Therapeutics Inc. Class A	6,016	42
*	TScan Therapeutics Inc.	29,605	41
*	Neumora Therapeutics Inc.	41,072	41
*	Kyverna Therapeutics Inc.	21,322	41
*,1	MBX Biosciences Inc.	5,581	41
*	Fate Therapeutics Inc.	50,020	40
*	Nkarta Inc.	20,986	39
*	Sight Sciences Inc.	16,433	39
*	Cartesian Therapeutics Inc.	2,978	39
*	Cabaletta Bio Inc.	26,418	37
*	Exagen Inc.	9,919	36
*	Pliant Therapeutics Inc.	26,329	36
*,1	Biomea Fusion Inc.	16,764	36
*	Vistagen Therapeutics Inc.	14,481	36
*,1	Renovaro Inc.	64,442	35
*	Lexicon Pharmaceuticals Inc.	75,792	35
*	Milestone Scientific Inc.	37,457	35
*	XBiotech Inc.	10,814	35
*	Biodesix Inc.	56,497	35
*	Hyperfine Inc.	49,477	35
*	OnKure Therapeutics Inc. Class A	8,097	35
*	Inozyme Pharma Inc.	37,862	34
*	Third Harmonic Bio Inc.	9,652	34
*	Ventyx Biosciences Inc.	28,521	33
*	Corbus Pharmaceuticals Holdings Inc.	6,217	33
*	Context Therapeutics Inc.	53,125	33
*	Zynex Inc.	14,348	32
*	iCAD Inc.	15,565	32
*	PMV Pharmaceuticals Inc.	29,279	32
*	Alto Neuroscience Inc.	14,737	32
*	Dyadic International Inc.	23,051	31
*	Cassava Sciences Inc.	20,730	31
*	Nautilus Biotechnology Inc.	35,652	31
*	enVVeno Medical Corp.	11,710	31
*	Pyxis Oncology Inc.	32,121	31
*	CytoSorbents Corp.	29,596	30
*	Jasper Therapeutics Inc.	6,874	30
*	Artiva Biotherapeutics Inc.	9,998	30
*	RAPT Therapeutics Inc.	23,728	29
*	Forian Inc.	14,566	29
*	Rockwell Medical Inc.	25,806	29
*	Instil Bio Inc.	1,674	29
	Acme United Corp.	710	28
*	X4 Pharmaceuticals Inc.	113,447	27
*,1	Immuneering Corp. Class A	17,649	27
*	Black Diamond Therapeutics Inc.	16,989	26
*	Invivyd Inc.	42,890	26
*	Apyx Medical Corp.	18,313	25
*	Sutro Biopharma Inc.	38,073	25
*	ElectroCore Inc.	3,704	25
*	Inovio Pharmaceuticals Inc.	15,208	25
*	Tenaya Therapeutics Inc.	42,431	24
*	Applied Therapeutics Inc.	46,196	23
*	An2 Therapeutics Inc.	17,261	23
*	Lantern Pharma Inc.	5,987	21
*	Opus Genetics Inc.	21,645	21
*	Kezar Life Sciences Inc.	4,358	21
*	Karyopharm Therapeutics Inc.	5,513	21
*,3	Tobira Therapeutics Inc. CVR	4,500	20
*	FibroGen Inc.	60,918	19
*	Tela Bio Inc.	15,228	19
*	Shattuck Labs Inc.	19,773	19
*	Climb Bio Inc.	15,439	19
*	Vigil Neuroscience Inc.	10,718	19
*	Mersana Therapeutics Inc.	51,785	18
*	Vor BioPharma Inc.	24,617	18
*	Inotiv Inc.	8,016	18
*,1	Rani Therapeutics Holdings Inc. Class A	14,248	18
*	Caribou Biosciences Inc.	17,116	16

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Agenus Inc.	10,885	16
*	Skye Bioscience Inc.	9,542	15
	Enzo Biochem Inc.	36,523	14
*	PepGen Inc.	9,957	14
*	Lipocine Inc.	4,409	14
*	Mural Oncology plc	10,902	14
*,3	Inhibrx Inc. CVR	22,181	14
*	Zenas Biopharma Inc.	1,751	14
*	Acrivon Therapeutics Inc.	6,404	13
*	Durect Corp.	15,978	13
*	Ovid therapeutics Inc.	37,897	12
*	Passage Bio Inc.	30,974	11
*	Cocrystal Pharma Inc.	7,576	11
*	NeueHealth Inc.	1,641	11
*,1	Citius Pharmaceuticals Inc.	7,693	11
*	Kestra Medical Technologies Ltd.	459	11
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $311)	42,135	9
*,3	Spectrum Pharmaceuticals Inc. CVR	109,299	9
*	Harvard Bioscience Inc.	14,132	8
*	Cellectar Biosciences Inc.	25,970	8
*	Outlook Therapeutics Inc.	6,648	8
*	Co.-Diagnostics Inc.	22,364	7
*	IRIDEX Corp.	7,102	7
*	Equillium Inc.	17,857	7
*	BioAtla Inc.	20,885	7
*	Rallybio Corp.	9,650	6
*	Relmada Therapeutics Inc.	20,223	5
*	Ekso Bionics Holdings Inc.	13,306	5
*	AIM ImmunoTech Inc.	40,568	5
*,1	Maze Therapeutics Inc.	480	5
*	Generation Bio Co.	11,001	4
*	Strata Skin Sciences Inc.	1,447	4
*	Aardvark Therapeutics Inc.	546	4
*,3	Adamas Pharmaceuticals Inc. CVR	30,505	2
*	BioAge Labs Inc.	468	2
*	CAMP4 Therapeutics Corp.	582	2
*,3	Surface Oncology Inc. CVR	15,512	1
*,3	Strongbridge Biopharm CVR	45,385	—
*,3	OmniAb Inc. 12.5 Earnout	3,939	—
*,3	OmniAb Inc. 15 Earnout	3,939	—
*,3	Traws Pharma Inc. CVR	14,441	—
			2,965,250
Industrials (12.9%)
	Visa Inc. Class A	867,734	304,106
	Mastercard Inc. Class A	410,209	224,844
	General Electric Co.	513,395	102,756
	Accenture plc Class A	314,793	98,228
	RTX Corp.	670,769	88,850
	Caterpillar Inc.	240,462	79,304
	Union Pacific Corp.	304,060	71,831
	Honeywell International Inc.	327,210	69,287
	American Express Co.	247,758	66,659
*	Boeing Co.	377,362	64,359
	Automatic Data Processing Inc.	204,936	62,614
*	Fiserv Inc.	282,226	62,324
	Deere & Co.	129,783	60,914
	Eaton Corp. plc	199,168	54,140
	Lockheed Martin Corp.	118,507	52,938
	GE Vernova Inc.	138,753	42,359
	United Parcel Service Inc. Class B (XNYS)	372,455	40,966
	3M Co.	273,049	40,100
	Sherwin-Williams Co.	114,066	39,831
	Parker-Hannifin Corp.	64,851	39,420
	Trane Technologies plc	112,903	38,039
	Northrop Grumman Corp.	72,920	37,336
	TransDigm Group Inc.	26,791	37,060
	Cintas Corp.	172,749	35,505
	Illinois Tool Works Inc.	140,140	34,756
	Capital One Financial Corp.	181,857	32,607

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	PayPal Holdings Inc.	496,683	32,409
	General Dynamics Corp.	115,952	31,606
	Emerson Electric Co.	284,178	31,157
	CRH plc	340,833	29,983
	CSX Corp.	969,299	28,526
	Norfolk Southern Corp.	113,612	26,909
	FedEx Corp.	109,290	26,643
	Johnson Controls International plc	332,440	26,632
	Howmet Aerospace Inc.	203,104	26,349
	Carrier Global Corp.	412,621	26,160
	PACCAR Inc.	264,070	25,712
	Paychex Inc.	163,075	25,159
	Cummins Inc.	69,192	21,688
	WW Grainger Inc.	21,822	21,556
*	Fair Isaac Corp.	11,663	21,508
	Verisk Analytics Inc.	70,550	20,997
	Otis Worldwide Corp.	199,751	20,614
	United Rentals Inc.	32,620	20,443
	AMETEK Inc.	116,229	20,008
	Fidelity National Information Services Inc.	265,983	19,864
	L3Harris Technologies Inc.	94,642	19,810
*	Axon Enterprise Inc.	36,387	19,138
	Quanta Services Inc.	74,384	18,907
	Ingersoll Rand Inc. (XYNS)	201,983	16,165
	Ferguson Enterprises Inc.	100,053	16,031
	Old Dominion Freight Line Inc.	95,669	15,828
	Westinghouse Air Brake Technologies Corp.	85,363	15,481
	Vulcan Materials Co.	66,353	15,480
*	Block Inc. (XNYS)	279,913	15,208
	Equifax Inc.	61,924	15,082
	Martin Marietta Materials Inc.	30,725	14,691
	Rockwell Automation Inc.	56,856	14,690
	Xylem Inc.	121,840	14,555
	DuPont de Nemours Inc.	188,743	14,095
*	Keysight Technologies Inc.	86,427	12,944
	Fortive Corp.	170,956	12,511
	PPG Industries Inc.	113,950	12,460
*	Mettler-Toledo International Inc.	10,498	12,397
	Dow Inc.	351,533	12,276
	Dover Corp.	68,810	12,089
	Global Payments Inc.	123,255	12,069
	HEICO Corp. Class A	56,084	11,832
*	Teledyne Technologies Inc.	23,637	11,764
	Smurfit WestRock plc	260,502	11,738
	Veralto Corp.	118,405	11,539
*	Corpay Inc.	32,955	11,492
	Synchrony Financial	194,138	10,278
	Lennox International Inc.	16,124	9,043
	Hubbell Inc.	26,927	8,910
	Packaging Corp. of America	44,837	8,879
	Watsco Inc.	17,380	8,834
	Snap-on Inc.	26,089	8,792
	EMCOR Group Inc.	22,678	8,382
	Expeditors International of Washington Inc.	68,923	8,288
*	Trimble Inc.	123,106	8,082
	TransUnion	97,112	8,059
	Carlisle Cos. Inc.	22,240	7,573
	RPM International Inc.	64,845	7,501
	Jacobs Solutions Inc.	61,306	7,411
	Ball Corp.	141,643	7,375
*	Zebra Technologies Corp. Class A	26,093	7,373
	Masco Corp.	105,629	7,345
	Pentair plc	82,166	7,188
*	Builders FirstSource Inc.	56,810	7,098
	Graco Inc.	84,954	7,094
	IDEX Corp.	38,390	6,947
	Jack Henry & Associates Inc.	36,342	6,636
	Booz Allen Hamilton Holding Corp.	63,318	6,622
	Textron Inc.	91,367	6,601
	AECOM	67,426	6,252

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Owens Corning	43,438	6,204
*	XPO Inc.	55,507	5,971
	Stanley Black & Decker Inc.	77,013	5,921
	Curtiss-Wright Corp.	18,601	5,902
	JB Hunt Transport Services Inc.	39,755	5,882
	CH Robinson Worldwide Inc.	57,205	5,858
	Comfort Systems USA Inc.	18,015	5,807
	FTAI Aviation Ltd.	51,367	5,703
	Allegion plc	43,337	5,654
*	Affirm Holdings Inc.	124,238	5,614
	Woodward Inc.	30,012	5,477
	Crown Holdings Inc.	60,699	5,418
	Lincoln Electric Holdings Inc.	28,390	5,370
	Nordson Corp.	25,941	5,233
	ITT Inc.	39,892	5,152
	CNH Industrial NV	414,737	5,093
	AptarGroup Inc.	33,450	4,963
*	Saia Inc.	13,416	4,688
*	Core & Main Inc. Class A	96,576	4,666
	BWX Technologies Inc.	45,403	4,479
*	API Group Corp.	124,317	4,446
	Genpact Ltd.	87,463	4,406
*	TopBuild Corp.	14,441	4,404
	Applied Industrial Technologies Inc.	19,429	4,378
	nVent Electric plc	81,712	4,283
*	Paylocity Holding Corp.	22,808	4,273
	Advanced Drainage Systems Inc.	39,291	4,269
	Acuity Inc.	15,734	4,144
	Huntington Ingalls Industries Inc.	19,973	4,075
	Donaldson Co. Inc.	60,608	4,064
	Allison Transmission Holdings Inc.	42,347	4,051
*	Middleby Corp.	26,497	4,027
	Tetra Tech Inc.	135,369	3,960
	Graphic Packaging Holding Co.	151,881	3,943
*	Beacon Roofing Supply Inc.	31,598	3,909
	Berry Global Group Inc.	55,939	3,905
*	Rocket Lab USA Inc.	217,289	3,885
	Regal Rexnord Corp.	33,748	3,842
	WESCO International Inc.	24,701	3,836
	Crane Co.	24,922	3,818
*	Generac Holdings Inc.	30,138	3,817
	A O Smith Corp.	58,150	3,801
	Fortune Brands Innovations Inc.	61,964	3,772
*	ATI Inc.	71,941	3,743
*	Axalta Coating Systems Ltd.	111,914	3,712
	Eagle Materials Inc.	16,517	3,666
*	ExlService Holdings Inc.	77,560	3,662
	Toro Co.	49,993	3,637
*	Aurora Innovation Inc.	524,707	3,529
*	MasTec Inc.	30,222	3,527
	Esab Corp.	29,483	3,435
*	AZEK Co. Inc.	70,036	3,424
	Knight-Swift Transportation Holdings Inc.	78,370	3,408
	Simpson Manufacturing Co. Inc.	21,310	3,347
	Flowserve Corp.	67,060	3,275
*	Trex Co. Inc.	54,142	3,146
	Oshkosh Corp.	33,328	3,135
*	Chart Industries Inc.	21,707	3,134
*	Fluor Corp.	86,574	3,101
	JBT Marel Corp.	25,316	3,094
*	FTI Consulting Inc.	18,429	3,024
	Armstrong World Industries Inc.	21,447	3,021
	AGCO Corp.	32,583	3,016
	Valmont Industries Inc.	10,134	2,892
*	SPX Technologies Inc.	22,384	2,883
*	Mohawk Industries Inc.	25,190	2,876
	Louisiana-Pacific Corp.	30,995	2,851
	Badger Meter Inc.	14,982	2,850
*	Kirby Corp.	28,138	2,842
*	ACI Worldwide Inc.	51,471	2,816

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Shift4 Payments Inc. Class A	34,466	2,816
	AAON Inc.	35,405	2,766
	GATX Corp.	17,795	2,763
	Ryder System Inc.	18,913	2,720
	Landstar System Inc.	18,104	2,719
	MKS Instruments Inc.	33,920	2,719
	Watts Water Technologies Inc. Class A	13,281	2,708
	MSA Safety Inc.	18,338	2,690
*	WEX Inc.	17,099	2,685
	Robert Half Inc.	49,005	2,673
*	Knife River Corp.	29,148	2,629
	Cognex Corp.	85,621	2,554
	Vontier Corp.	76,059	2,499
	Moog Inc. Class A	14,371	2,491
	CSW Industrials Inc.	8,515	2,482
	WillScot Holdings Corp.	89,052	2,476
	Air Lease Corp.	50,927	2,460
	Littelfuse Inc.	12,447	2,449
*	Itron Inc.	23,268	2,438
	Zurn Elkay Water Solutions Corp.	73,868	2,436
*	GXO Logistics Inc.	60,838	2,378
	Sonoco Products Co.	49,535	2,340
*	Kratos Defense & Security Solutions Inc.	78,146	2,320
	Federal Signal Corp.	31,111	2,288
*	BILL Holdings Inc.	49,713	2,281
	Silgan Holdings Inc.	42,811	2,188
*	Gates Industrial Corp. plc	118,050	2,173
	Matson Inc.	16,841	2,158
	ADT Inc.	263,647	2,146
	Installed Building Products Inc.	12,378	2,122
*	Dycom Industries Inc.	13,889	2,116
*	Spirit AeroSystems Holdings Inc. Class A	60,891	2,098
	Exponent Inc.	25,839	2,094
	Sealed Air Corp.	72,350	2,091
*	Euronet Worldwide Inc.	19,380	2,071
*	Modine Manufacturing Co.	26,722	2,051
	ESCO Technologies Inc.	12,866	2,047
	Belden Inc.	20,397	2,045
	Mueller Water Products Inc. Class A	79,382	2,018
	Kadant Inc.	5,932	1,999
	Maximus Inc.	28,906	1,971
	Herc Holdings Inc.	14,315	1,922
*	Bloom Energy Corp. Class A	97,650	1,920
	Boise Cascade Co.	19,347	1,898
*	CBIZ Inc.	24,827	1,883
	Western Union Co.	172,265	1,823
	EnerSys	19,844	1,817
	UL Solutions Inc. Class A	32,144	1,813
	Arcosa Inc.	23,492	1,812
	Brink's Co.	20,822	1,794
	Franklin Electric Co. Inc.	19,079	1,791
	MSC Industrial Direct Co. Inc. Class A	22,990	1,786
*	Verra Mobility Corp.	78,995	1,778
	Sensata Technologies Holding plc	72,806	1,767
	Brunswick Corp.	32,712	1,762
*	Construction Partners Inc. Class A	24,513	1,762
	HEICO Corp.	6,526	1,744
*	AeroVironment Inc.	14,605	1,741
	Otter Tail Corp.	21,444	1,723
	Enpro Inc.	10,628	1,719
	Granite Construction Inc.	22,461	1,694
	Griffon Corp.	23,268	1,664
*	Sterling Infrastructure Inc.	14,631	1,656
*	RXO Inc.	85,043	1,624
	Korn Ferry	23,674	1,606
	HB Fuller Co.	28,418	1,595
*	OSI Systems Inc.	8,147	1,583
*	Remitly Global Inc.	75,980	1,580
	Atmus Filtration Technologies Inc.	41,961	1,541
	ABM Industries Inc.	32,395	1,534

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Brady Corp. Class A	21,650	1,529
	Insperity Inc.	17,127	1,528
	Primoris Services Corp.	26,007	1,493
	H&E Equipment Services Inc.	15,684	1,487
*	Hayward Holdings Inc.	105,206	1,464
*	GMS Inc.	19,808	1,449
	ManpowerGroup Inc.	24,558	1,421
*	Amentum Holdings Inc.	77,886	1,418
*	Mirion Technologies Inc.	97,082	1,408
	Patrick Industries Inc.	16,575	1,402
*	Joby Aviation Inc.	231,746	1,395
	McGrath RentCorp.	12,267	1,367
*	ASGN Inc.	20,940	1,320
	UniFirst Corp.	7,577	1,318
	Alight Inc. Class A	220,779	1,309
	Leonardo DRS Inc.	39,640	1,303
*	Standardaero Inc.	48,261	1,286
*	Resideo Technologies Inc.	71,988	1,274
*	Huron Consulting Group Inc.	8,746	1,255
	Crane NXT Co.	24,060	1,237
	Enerpac Tool Group Corp.	27,546	1,236
	EVERTEC Inc.	33,130	1,218
	VSE Corp.	10,129	1,215
	AZZ Inc.	14,383	1,203
	Terex Corp.	31,679	1,197
	TriNet Group Inc.	14,980	1,187
*	Loar Holdings Inc.	16,573	1,171
	Trinity Industries Inc.	41,284	1,158
*	Archer Aviation Inc. Class A	161,779	1,150
*	Mercury Systems Inc.	26,470	1,141
	Albany International Corp. Class A	16,216	1,120
	Atkore Inc.	18,082	1,085
*	Payoneer Global Inc.	147,320	1,077
*	CoreCivic Inc.	51,359	1,042
*	Triumph Group Inc.	40,160	1,018
*	NCR Atleos Corp.	37,627	993
	Alamo Group Inc.	5,512	982
*	AAR Corp.	17,460	978
	Hub Group Inc. Class A	25,832	960
*	Marqeta Inc. Class A	231,073	952
	Standex International Corp.	5,886	950
*	O-I Glass Inc.	81,316	933
	Werner Enterprises Inc.	31,401	920
*	Everus Construction Group Inc.	24,808	920
	Argan Inc.	6,950	912
*	Hillman Solutions Corp.	103,494	910
*	Gibraltar Industries Inc.	15,175	890
	Kennametal Inc.	41,085	875
*	MYR Group Inc.	7,736	875
*	Masterbrand Inc.	67,032	875
	Hillenbrand Inc.	35,400	855
	ICF International Inc.	10,047	854
	Powell Industries Inc.	4,851	826
	International Seaways Inc.	24,661	819
	Greenbrier Cos. Inc.	15,904	815
	REV Group Inc.	25,691	812
	ArcBest Corp.	11,316	799
	Greif Inc. Class A	13,979	769
*	Upwork Inc.	58,430	762
	Tennant Co.	9,385	748
*	IES Holdings Inc.	4,495	742
	Pitney Bowes Inc.	81,963	742
	Lindsay Corp.	5,799	734
*	AvidXchange Holdings Inc.	86,061	730
*	Air Transport Services Group Inc.	30,693	689
*	Legalzoom.com Inc.	79,191	682
*,1	Enovix Corp.	83,184	611
*	NV5 Global Inc.	31,487	607
*	Vicor Corp.	12,451	582
	Barrett Business Services Inc.	14,058	578

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	CRA International Inc.	3,296	571
*	DXP Enterprises Inc.	6,880	566
*	Donnelley Financial Solutions Inc.	12,861	562
*,1	Symbotic Inc.	27,711	560
	Helios Technologies Inc.	17,410	559
	Vestis Corp.	56,355	558
*	Blue Bird Corp.	17,207	557
*	Tutor Perini Corp.	24,036	557
*	Flywire Corp.	58,411	555
	Apogee Enterprises Inc.	11,351	526
*,1	PureCycle Technologies Inc.	73,204	507
*	First Advantage Corp.	35,887	506
*	AMN Healthcare Services Inc.	20,040	490
	Heidrick & Struggles International Inc.	10,941	469
	Kforce Inc.	9,569	468
*	Janus International Group Inc.	63,078	454
	Quanex Building Products Corp.	23,931	445
	TriMas Corp.	18,907	443
	United States Lime & Minerals Inc.	4,893	432
	Marten Transport Ltd.	31,083	426
*	Thermon Group Holdings Inc.	15,215	424
*	American Woodmark Corp.	7,168	422
	Astec Industries Inc.	11,948	412
*,1	Eos Energy Enterprises Inc.	107,685	407
*	Limbach Holdings Inc.	5,353	399
	Gorman-Rupp Co.	11,309	397
	Schneider National Inc. Class B	17,342	396
*	V2X Inc.	8,054	395
*	Ducommun Inc.	6,765	393
*	Proto Labs Inc.	11,224	393
*	Planet Labs PBC	116,399	393
*	Energy Recovery Inc.	24,639	392
	Napco Security Technologies Inc.	16,664	384
*	BrightView Holdings Inc.	29,792	383
*	Astronics Corp.	15,729	380
*	Paymentus Holdings Inc. Class A	14,306	373
*	Transcat Inc.	4,885	364
	Cadre Holdings Inc.	11,661	345
*	Moneylion Inc.	3,990	345
*	Karman Holdings Inc.	10,101	338
	Deluxe Corp.	21,017	332
	Pactiv Evergreen Inc.	18,289	329
*	CECO Environmental Corp.	14,363	327
	Bel Fuse Inc. Class B	4,354	326
	Mesa Laboratories Inc.	2,715	322
*	Cimpress plc	7,107	321
	Cass Information Systems Inc.	7,379	319
*	Intuitive Machines Inc.	41,414	309
*	Great Lakes Dredge & Dock Corp.	34,707	302
*	Willdan Group Inc.	7,418	302
*	BlueLinx Holdings Inc.	3,968	298
	Insteel Industries Inc.	11,084	291
*	Cantaloupe Inc.	35,562	280
	Preformed Line Products Co.	1,918	269
*	Aspen Aerogels Inc.	41,919	268
	Miller Industries Inc.	6,329	268
*	Sezzle Inc.	7,500	262
	Myers Industries Inc.	21,571	257
*	Green Dot Corp. Class A	29,907	252
	Wabash National Corp.	22,608	250
	Columbus McKinnon Corp.	14,700	249
	Hyster-Yale Inc.	5,824	242
*	JELD-WEN Holding Inc.	40,265	240
*	Montrose Environmental Group Inc.	16,810	240
	Heartland Express Inc.	25,883	239
*	Cross Country Healthcare Inc.	15,919	237
*	I3 Verticals Inc. Class A	9,605	237
*	Repay Holdings Corp.	42,373	236
*	Forward Air Corp.	11,451	230
	Douglas Dynamics Inc.	9,612	223

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	CompoSecure Inc. Class A	20,473	223
*	FARO Technologies Inc.	8,131	222
	FTAI Infrastructure Inc.	49,035	222
	LSI Industries Inc.	12,679	216
	Ennis Inc.	10,703	215
	Willis Lease Finance Corp.	1,316	208
*	Titan Machinery Inc.	11,692	199
*	ZipRecruiter Inc. Class A	33,520	197
	Covenant Logistics Group Inc.	8,733	194
	National Presto Industries Inc.	2,134	188
*	Evolv Technologies Holdings Inc.	59,908	187
*	Conduent Inc.	68,792	186
*	International Money Express Inc.	14,001	177
*	Titan International Inc.	20,540	172
*	Bowman Consulting Group Ltd.	7,838	171
*	Manitowoc Co. Inc.	19,161	165
*	Radiant Logistics Inc.	26,231	161
*	3D Systems Corp.	75,906	161
*	Vishay Precision Group Inc.	6,042	146
*	Graham Corp.	5,076	146
	Allient Inc.	6,519	143
*	Ranpak Holdings Corp.	26,360	143
*	Performant Healthcare Inc.	48,067	142
*	TaskUS Inc. Class A	10,175	139
*,1	Sky Harbour Group Corp.	10,579	138
	Luxfer Holdings plc	11,578	137
	Kelly Services Inc. Class A	10,166	134
*	Distribution Solutions Group Inc.	4,741	133
*	Hudson Technologies Inc.	21,345	132
*	Franklin Covey Co.	4,758	131
	Resources Connection Inc.	19,832	130
*	Custom Truck One Source Inc.	30,818	130
*	CryoPort Inc.	20,974	128
	Park Aerospace Corp.	9,373	126
*	Centuri Holdings Inc.	7,220	118
*	Target Hospitality Corp.	17,802	117
	Shyft Group Inc.	14,425	117
*	Amprius Technologies Inc.	43,215	116
	Universal Logistics Holdings Inc.	4,361	114
	Information Services Group Inc.	28,385	111
*	Hyliion Holdings Corp.	77,730	109
*	Byrna Technologies Inc.	6,486	109
*	Blade Air Mobility Inc.	39,231	107
*	Atlanticus Holdings Corp.	2,076	106
	Karat Packaging Inc.	3,954	105
*,1	Microvast Holdings Inc.	89,533	105
	Eastern Co.	4,068	103
*	CPI Card Group Inc.	3,492	102
	Quad / Graphics Inc.	18,359	100
*	SoundThinking Inc.	5,845	99
	Bel Fuse Inc. Class A	1,376	99
*	BlackSky Technology Inc.	12,726	98
*	Redwire Corp.	11,752	97
*	Mistras Group Inc.	8,854	94
	Kronos Worldwide Inc.	11,549	86
	Frequency Electronics Inc.	5,508	86
	Alta Equipment Group Inc.	18,039	85
*,1	Richtech Robotics Inc. Class B	41,457	82
*	Taylor Devices Inc.	2,483	80
*	Core Molding Technologies Inc.	5,108	78
*	Proficient Auto Logistics Inc.	9,230	77
*	Desktop Metal Inc. Class A	15,609	77
*	Power Solutions International Inc.	3,060	77
*	Orion Group Holdings Inc.	14,526	76
*	Smith-Midland Corp.	2,459	76
*	Acacia Research Corp.	23,183	74
	Park-Ohio Holdings Corp.	3,441	74
*	Hurco Cos. Inc.	4,743	74
*	Forrester Research Inc.	7,883	73
*	Mayville Engineering Co. Inc.	5,146	69

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*,1	Spire Global Inc.	8,579	69
	Twin Disc Inc.	8,786	66
*,1	Palladyne AI Corp.	10,870	64
*	CS Disco Inc.	15,513	63
	HireQuest Inc.	4,907	58
	EVI Industries Inc.	3,388	57
*	L B Foster Co. Class A	2,857	56
*	Ultralife Corp.	10,215	55
*	FreightCar America Inc.	9,681	54
*	Priority Technology Holdings Inc.	7,908	54
*	LightPath Technologies Inc. Class A	25,635	52
*	AirJoule Technologies Corp.	11,338	52
*	Paysign Inc.	22,523	48
*	AerSale Corp.	6,408	48
*	Gencor Industries Inc.	3,872	47
*,1	Virgin Galactic Holdings Inc.	15,408	47
*	DHI Group Inc.	32,589	45
*	TSS Inc.	5,324	42
*,1	Eve Holding Inc.	12,320	41
*,1	Wrap Technologies Inc.	23,362	40
*	PAMT Corp.	3,326	40
	TTEC Holdings Inc.	11,861	39
*	RF Industries Ltd.	8,155	38
	Concrete Pumping Holdings Inc.	6,551	36
*	M-Tron Industries Inc.	741	33
*	Markforged Holding Corp.	7,147	33
*	BGSF Inc.	8,582	32
*	Resolute Holdings Management Inc.	868	27
*	Lightbridge Corp.	3,323	25
*	Usio Inc.	16,474	24
*	Babcock & Wilcox Enterprises Inc.	23,627	16
*	Orion Energy Systems Inc.	20,324	15
*	ClearSign Technologies Corp.	20,576	15
*	374Water Inc.	36,898	13
*	Hydrofarm Holdings Group Inc.	2,252	4
			3,489,025
Other (0.0%)[5]
*,3	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,3	Aduro Biotech Inc. CVR	11,427	2
*,3	miRagen Therapeutics Inc. CVR	67,673	2
*,3	Ambit Biosciences Corp. CVR	29,736	—
*,1,3	Next Bridge Hydrocarbons Inc.	49,663	—
*,3	Sesen Bio CVR	143,290	—
*,3	Magenta Therapeutics Inc. CVR	33,990	—
*,3	Neoleukin Therapeutics Inc. CVR	4,286	—
*,3	Homology Medicines Inc. CVR	30,844	—
			7
Real Estate (2.8%)
	Prologis Inc.	466,005	52,095
	American Tower Corp.	235,562	51,258
	Welltower Inc.	323,043	49,493
	Equinix Inc.	48,965	39,924
	Realty Income Corp.	448,602	26,023
	Simon Property Group Inc.	155,731	25,864
	Digital Realty Trust Inc.	169,442	24,279
	Public Storage	79,526	23,801
	Crown Castle Inc.	217,997	22,722
*	CBRE Group Inc. Class A	150,140	19,635
	VICI Properties Inc.	527,259	17,199
*	CoStar Group Inc.	211,183	16,732
	Extra Space Storage Inc.	106,308	15,786
	AvalonBay Communities Inc.	71,527	15,351
	Ventas Inc.	220,306	15,148
	Equity Residential	182,094	13,034
	Iron Mountain Inc.	147,445	12,686
	SBA Communications Corp.	53,974	11,875
	Weyerhaeuser Co.	362,663	10,619
	Invitation Homes Inc.	294,249	10,255
	Essex Property Trust Inc.	32,279	9,896

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Mid-America Apartment Communities Inc.	58,705	9,838
	Sun Communities Inc.	63,662	8,190
	Alexandria Real Estate Equities Inc.	86,424	7,995
	UDR Inc.	165,547	7,478
	Kimco Realty Corp.	336,078	7,138
	Healthpeak Properties Inc.	348,447	7,046
	WP Carey Inc.	109,404	6,905
	Regency Centers Corp.	90,338	6,663
	Gaming & Leisure Properties Inc.	129,564	6,595
	Camden Property Trust	53,724	6,570
	American Homes 4 Rent Class A	158,804	6,004
	Equity LifeStyle Properties Inc.	87,910	5,864
*	Jones Lang LaSalle Inc.	23,376	5,795
*	Zillow Group Inc. Class C	80,238	5,501
	Omega Healthcare Investors Inc.	143,780	5,475
	Lamar Advertising Co. Class A	44,537	5,067
	Host Hotels & Resorts Inc.	352,978	5,016
	BXP Inc.	72,089	4,844
	CubeSmart	112,391	4,800
	EastGroup Properties Inc.	26,293	4,632
	Rexford Industrial Realty Inc.	111,697	4,373
	Agree Realty Corp.	54,841	4,233
	Federal Realty Investment Trust	42,356	4,143
	Brixmor Property Group Inc.	154,213	4,094
	NNN REIT Inc.	95,073	4,055
	First Industrial Realty Trust Inc.	65,453	3,532
	STAG Industrial Inc.	93,394	3,373
	Vornado Realty Trust	87,182	3,225
	Americold Realty Trust Inc.	147,036	3,155
	Terreno Realty Corp.	49,262	3,114
	Essential Properties Realty Trust Inc.	94,603	3,088
	Healthcare Realty Trust Inc.	179,669	3,036
	CareTrust REIT Inc.	94,561	2,703
	Ryman Hospitality Properties Inc.	28,609	2,616
	Cousins Properties Inc.	85,220	2,514
	Independence Realty Trust Inc.	115,275	2,447
	Kite Realty Group Trust	106,667	2,386
	American Healthcare REIT Inc.	77,207	2,339
*	Compass Inc. Class A	263,769	2,303
	Phillips Edison & Co. Inc.	62,342	2,275
	Rayonier Inc.	79,954	2,229
	Sabra Health Care REIT Inc.	123,473	2,157
	Macerich Co.	124,275	2,134
	SL Green Realty Corp.	35,776	2,064
	Kilroy Realty Corp.	60,379	1,978
	Tanger Inc.	58,252	1,968
	EPR Properties	36,920	1,942
*	GEO Group Inc.	65,872	1,924
	HA Sustainable Infrastructure Capital Inc.	59,894	1,751
	Lineage Inc.	29,378	1,722
	PotlatchDeltic Corp.	37,997	1,714
*	Zillow Group Inc. Class A	25,282	1,690
*	Millrose Properties Inc.	63,001	1,670
	Highwoods Properties Inc.	55,067	1,632
	National Health Investors Inc.	21,849	1,614
	COPT Defense Properties	56,738	1,547
	Broadstone Net Lease Inc.	89,174	1,520
	Apple Hospitality REIT Inc.	110,540	1,427
	National Storage Affiliates Trust	35,717	1,407
	Medical Properties Trust Inc.	233,150	1,406
	Four Corners Property Trust Inc.	48,961	1,405
	Douglas Emmett Inc.	82,772	1,324
	Acadia Realty Trust	61,758	1,294
	LXP Industrial Trust	143,422	1,241
	Urban Edge Properties	65,311	1,241
*	Cushman & Wakefield plc	115,048	1,176
*	Howard Hughes Holdings Inc.	15,692	1,163
	Outfront Media Inc.	71,864	1,160
	Curbline Properties Corp.	46,665	1,129
	InvenTrust Properties Corp.	37,089	1,089

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Park Hotels & Resorts Inc.	89,499	956
	Sunstone Hotel Investors Inc.	100,280	944
	St. Joe Co.	19,976	938
	DigitalBridge Group Inc.	91,465	807
	Innovative Industrial Properties Inc.	14,824	802
	Global Net Lease Inc.	98,845	795
	Elme Communities	45,668	795
	LTC Properties Inc.	21,651	768
	Getty Realty Corp.	24,361	760
	DiamondRock Hospitality Co.	97,422	752
	Newmark Group Inc. Class A	60,846	741
	Sila Realty Trust Inc.	27,106	724
	Veris Residential Inc.	40,845	691
	JBG SMITH Properties	41,604	670
	Alexander & Baldwin Inc.	37,435	645
	NETSTREIT Corp.	40,625	644
	Apartment Investment & Management Co. Class A	72,698	640
	UMH Properties Inc.	33,985	636
	Pebblebrook Hotel Trust	62,397	632
	RLJ Lodging Trust	78,779	622
	Uniti Group Inc.	123,168	621
*	Redfin Corp.	62,918	580
	Empire State Realty Trust Inc. Class A	72,784	569
	Centerspace	8,702	563
	Safehold Inc.	28,260	529
	American Assets Trust Inc.	25,489	513
	Xenia Hotels & Resorts Inc.	43,227	508
	Easterly Government Properties Inc.	47,470	503
	NexPoint Residential Trust Inc.	11,602	459
	Piedmont Office Realty Trust Inc. Class A	60,395	445
	Marcus & Millichap Inc.	12,790	441
	Kennedy-Wilson Holdings Inc.	49,361	428
	eXp World Holdings Inc.	42,761	418
	Whitestone REIT	28,115	410
	Paramount Group Inc.	94,340	406
	Brandywine Realty Trust	86,155	384
*	Opendoor Technologies Inc.	329,539	336
	SITE Centers Corp.	25,495	327
	Global Medical REIT Inc.	36,203	317
	Gladstone Commercial Corp.	20,370	305
	CTO Realty Growth Inc.	15,689	303
	Summit Hotel Properties Inc.	54,946	297
	CBL & Associates Properties Inc.	10,692	284
*	NET Lease Office Properties	8,823	277
	Peakstone Realty Trust REIT	21,764	274
	Armada Hoffler Properties Inc.	33,746	253
	Farmland Partners Inc.	22,338	249
	Alexander's Inc.	1,176	246
	Service Properties Trust	93,773	245
	Diversified Healthcare Trust	101,717	244
	Saul Centers Inc.	6,383	230
	Plymouth Industrial REIT Inc.	13,823	225
	Hudson Pacific Properties Inc.	74,613	220
	Universal Health Realty Income Trust	5,232	214
	Community Healthcare Trust Inc.	11,751	213
	One Liberty Properties Inc.	8,111	213
*	Forestar Group Inc.	9,188	194
	Gladstone Land Corp.	18,110	191
*	FRP Holdings Inc.	6,382	182
	Bridge Investment Group Holdings Inc. Class A	18,656	179
	RMR Group Inc. Class A	9,872	164
*	Tejon Ranch Co.	10,322	164
	Postal Realty Trust Inc. Class A	11,023	157
*	Anywhere Real Estate Inc.	39,792	133
	Chatham Lodging Trust	17,618	126
	BRT Apartments Corp.	7,209	123
*	Seaport Entertainment Group Inc.	4,945	106
	City Office REIT Inc.	20,087	104
	Franklin Street Properties Corp.	58,146	104
	Braemar Hotels & Resorts Inc.	41,427	103

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Modiv Industrial Inc.	6,088	98
	Alpine Income Property Trust Inc.	5,409	90
*	Stratus Properties Inc.	4,990	89
	FrontView REIT Inc.	6,682	86
*	Equity Commonwealth	51,638	83
	Orion Properties Inc.	34,834	75
*	Douglas Elliman Inc.	42,189	73
*	Seritage Growth Properties Class A	21,810	70
*	RE / MAX Holdings Inc. Class A	7,955	67
*	Star Holdings	7,643	65
	Clipper Realty Inc.	14,188	55
*	Maui Land & Pineapple Co. Inc.	2,641	46
	Global Self Storage Inc.	8,627	44
	Bluerock Homes Trust Inc.	2,283	26
*	Rafael Holdings Inc. Class B	13,424	25
*	Offerpad Solutions Inc.	9,843	16
	Office Properties Income Trust	28,227	13
*	Sotherly Hotels Inc.	18,957	13
	Industrial Logistics Properties Trust	2,104	7
*,3	Spirit MTA REIT	58,489	5
			752,900
Technology (32.0%)
	Apple Inc.	7,558,547	1,678,980
	Microsoft Corp.	3,740,442	1,404,125
	NVIDIA Corp.	11,663,241	1,264,062
	Meta Platforms Inc. Class A	1,101,946	635,118
	Alphabet Inc. Class A	2,931,443	453,318
	Broadcom Inc.	2,358,509	394,885
	Alphabet Inc. Class C	2,354,640	367,865
	Salesforce Inc.	457,456	122,763
	Oracle Corp.	844,329	118,046
	International Business Machines Corp.	466,653	116,038
*	Palantir Technologies Inc. Class A	1,075,575	90,779
	QUALCOMM Inc.	556,519	85,487
*	Adobe Inc.	219,032	84,005
*	Advanced Micro Devices Inc.	815,441	83,778
*	ServiceNow Inc.	103,700	82,560
	Texas Instruments Inc.	458,139	82,328
	Intuit Inc.	133,632	82,049
	Applied Materials Inc.	408,805	59,326
*	Palo Alto Networks Inc.	333,121	56,844
	Analog Devices Inc.	249,810	50,379
	Micron Technology Inc.	560,821	48,730
	Lam Research Corp.	646,168	46,976
	KLA Corp.	66,866	45,456
	Intel Corp.	1,961,474	44,545
*	Crowdstrike Holdings Inc. Class A	117,719	41,505
	Amphenol Corp. Class A	609,021	39,946
*	Cadence Design Systems Inc.	137,793	35,045
*	MicroStrategy Inc. Class A	121,082	34,904
*	Synopsys Inc.	77,683	33,314
*	AppLovin Corp. Class A	124,564	33,006
	Roper Technologies Inc.	54,025	31,852
*	Fortinet Inc.	328,903	31,660
*	DoorDash Inc. Class A	164,332	30,035
*	Autodesk Inc.	108,113	28,304
	Marvell Technology Inc.	435,253	26,799
*	Workday Inc. Class A	107,495	25,103
*	Snowflake Inc. Class A	149,004	21,778
	TE Connectivity plc	149,906	21,185
	Cognizant Technology Solutions Corp. Class A	248,349	18,999
	Corning Inc.	386,708	17,703
*	Atlassian Corp. Ltd. Class A	82,286	17,462
*	Cloudflare Inc. Class A	146,793	16,542
*	Gartner Inc.	36,764	15,431
*	Datadog Inc. Class A	151,212	15,002
*	HubSpot Inc.	24,828	14,184
	Dell Technologies Inc. Class C	152,573	13,907
*	ANSYS Inc.	43,907	13,899

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Vertiv Holdings Co. Class A	191,118	13,799
	Monolithic Power Systems Inc.	23,268	13,495
	HP Inc.	474,281	13,133
	Microchip Technology Inc.	270,114	13,076
*	GoDaddy Inc. Class A	71,008	12,791
*	Tyler Technologies Inc.	21,530	12,517
	CDW Corp.	66,455	10,650
*	VeriSign Inc.	40,228	10,213
	Hewlett Packard Enterprise Co.	658,986	10,168
*	Zscaler Inc.	45,810	9,090
	Seagate Technology Holdings plc	106,172	9,019
	NetApp Inc.	101,826	8,944
*	Nutanix Inc. Class A	127,543	8,904
*	PTC Inc.	57,260	8,872
	Leidos Holdings Inc.	65,586	8,850
	SS&C Technologies Holdings Inc.	105,299	8,796
*	Zoom Communications Inc.	118,778	8,762
*	Pinterest Inc. Class A	282,198	8,748
*	Super Micro Computer Inc. (XNGS)	253,487	8,679
*	ON Semiconductor Corp.	211,138	8,591
*	Okta Inc.	81,620	8,588
*	Docusign Inc.	101,045	8,225
*	Guidewire Software Inc.	42,310	7,927
*	Toast Inc. Class A	233,480	7,745
*	F5 Inc.	28,839	7,679
	Gen Digital Inc. (XNGS)	279,149	7,409
	Jabil Inc.	51,852	7,056
*	Western Digital Corp.	173,733	7,024
*	Pure Storage Inc. Class A	157,114	6,955
*	Twilio Inc. Class A	69,895	6,843
*	Dynatrace Inc.	144,154	6,797
	Teradyne Inc.	80,713	6,667
	Entegris Inc.	75,476	6,603
*	MongoDB Inc.	35,913	6,299
*	Akamai Technologies Inc.	74,969	6,035
*	Reddit Inc. Class A	56,516	5,929
	Paycom Software Inc.	26,001	5,681
*	Manhattan Associates Inc.	30,763	5,323
	Skyworks Solutions Inc.	80,039	5,173
*	Coherent Corp.	76,997	5,000
*	Snap Inc. Class A	544,277	4,741
*	EPAM Systems Inc.	27,213	4,595
*	Samsara Inc. Class A	115,136	4,413
*	Dayforce Inc.	75,634	4,412
*	CACI International Inc. Class A	11,358	4,167
	Match Group Inc.	127,557	3,980
*	Elastic NV	44,371	3,953
*	Procore Technologies Inc.	57,345	3,786
*	Kyndryl Holdings Inc.	117,445	3,688
*	Astera Labs Inc.	61,266	3,656
*	Fabrinet	18,227	3,600
*	Lattice Semiconductor Corp.	68,614	3,599
*	Commvault Systems Inc.	22,185	3,500
*	Qorvo Inc.	46,822	3,390
	KBR Inc.	67,794	3,377
	TD SYNNEX Corp.	31,596	3,285
*	MACOM Technology Solutions Holdings Inc.	32,258	3,238
	Bentley Systems Inc. Class B	78,885	3,103
*	Maplebear Inc.	77,589	3,095
*	Unity Software Inc.	156,850	3,073
*	Gitlab Inc. Class A	64,919	3,051
	Universal Display Corp.	21,718	3,029
*	Onto Innovation Inc.	24,829	3,013
*	Confluent Inc. Class A	125,560	2,943
*	Credo Technology Group Holding Ltd.	71,720	2,880
*	Rambus Inc.	53,646	2,778
	Science Applications International Corp.	24,719	2,775
*	SentinelOne Inc. Class A	150,524	2,737
*	Sandisk Corp.	57,326	2,729
*	Dropbox Inc. Class A	101,886	2,721

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Arrow Electronics Inc.	25,793	2,678
*	Cirrus Logic Inc.	26,221	2,613
*	SPS Commerce Inc.	19,134	2,540
	Dolby Laboratories Inc. Class A	31,233	2,508
*	Insight Enterprises Inc.	16,041	2,406
*	CCC Intelligent Solutions Holdings Inc.	259,764	2,346
*	Q2 Holdings Inc.	28,894	2,312
*	Rubrik Inc. Class A	37,881	2,310
*	Appfolio Inc. Class A	10,473	2,303
*	Qualys Inc.	18,245	2,298
*	UiPath Inc. Class A	216,649	2,231
*	Novanta Inc.	17,392	2,224
*	Varonis Systems Inc.	54,824	2,218
*	Tenable Holdings Inc.	61,706	2,158
	Avnet Inc.	43,848	2,109
*	Box Inc. Class A	68,320	2,108
*	IonQ Inc.	89,898	1,984
	QXO Inc.	146,181	1,979
*	Sanmina Corp.	25,764	1,963
*	Workiva Inc.	25,722	1,953
	Advanced Energy Industries Inc.	19,324	1,842
*	Silicon Laboratories Inc.	16,321	1,837
*	IAC Inc.	37,677	1,731
*	Plexus Corp.	13,359	1,712
*	Intapp Inc.	28,712	1,676
	Pegasystems Inc.	24,013	1,669
*	Freshworks Inc. Class A	118,011	1,665
*	Parsons Corp.	27,420	1,624
	Concentrix Corp.	28,746	1,599
*	DXC Technology Co.	92,129	1,571
*	nCino Inc.	55,811	1,533
*	Blackbaud Inc.	24,500	1,520
*,1	SoundHound AI Inc. Class A	184,334	1,497
*	Allegro MicroSystems Inc.	59,444	1,494
	Power Integrations Inc.	29,262	1,478
	Dun & Bradstreet Holdings Inc.	165,328	1,478
*	Semtech Corp.	42,927	1,477
*	ZoomInfo Technologies Inc.	147,400	1,474
*	Life360 Inc.	38,337	1,472
*	JFrog Ltd.	44,782	1,433
*	Sitime Corp.	9,341	1,428
*	Braze Inc. Class A	38,096	1,375
*	BlackLine Inc.	27,993	1,355
*	Alarm.com Holdings Inc.	23,491	1,307
*	Synaptics Inc.	20,302	1,294
*	Cargurus Inc.	43,365	1,263
*	Klaviyo Inc. Class A	41,575	1,258
	Clear Secure Inc. Class A	48,443	1,255
*	Zeta Global Holdings Corp. Class A	90,028	1,221
*	C3.ai Inc. Class A	56,269	1,184
*	PAR Technology Corp.	19,151	1,175
*	Impinj Inc.	12,909	1,171
	Progress Software Corp.	22,372	1,152
	Amkor Technology Inc.	61,534	1,111
*	FormFactor Inc.	38,682	1,094
*,1	Rigetti Computing Inc.	136,196	1,079
*	Vertex Inc. Class A	30,233	1,058
*	Ambarella Inc.	20,192	1,016
*	Yelp Inc.	27,339	1,012
*	Core Scientific Inc.	138,108	1,000
*	AvePoint Inc.	69,186	999
*	DoubleVerify Holdings Inc.	74,341	994
*	Teradata Corp.	43,929	988
*	Five9 Inc.	36,070	979
*	TTM Technologies Inc.	47,561	975
*	Diodes Inc.	22,518	972
*	RingCentral Inc. Class A	38,915	964
*	Trump Media & Technology Group Corp.	49,329	964
	Vishay Intertechnology Inc.	60,300	959
*	Agilysys Inc.	13,068	948

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	DigitalOcean Holdings Inc.	27,673	924
*,1	Cleanspark Inc.	135,873	913
*	Informatica Inc. Class A	52,013	908
*	Paycor HCM Inc.	39,778	893
	CSG Systems International Inc.	14,208	859
*	Alkami Technology Inc.	31,871	837
*	Axcelis Technologies Inc.	16,817	835
*	ePlus Inc.	13,638	832
*	Rapid7 Inc.	31,087	824
*	Magnite Inc.	70,644	806
*	Ziff Davis Inc.	21,385	804
*	LiveRamp Holdings Inc.	30,766	804
*	PagerDuty Inc.	43,077	787
*	IPG Photonics Corp.	12,208	771
*	NetScout Systems Inc.	36,126	759
*,1	D-Wave Quantum Inc.	97,877	744
	Benchmark Electronics Inc.	18,307	696
	Adeia Inc.	51,814	685
*	Rogers Corp.	9,950	672
*	Schrodinger Inc.	31,924	630
*	Asana Inc. Class A	43,125	628
*	NCR Voyix Corp.	64,214	626
*	Photronics Inc.	29,943	622
	CTS Corp.	14,796	615
*	Appian Corp. Class A	21,288	613
*	Veeco Instruments Inc.	30,289	608
*	ACM Research Inc. Class A	25,927	605
	A10 Networks Inc.	35,857	586
*	Xometry Inc. Class A	23,235	579
*	Diebold Nixdorf Inc.	12,631	552
*	Sprout Social Inc. Class A	24,944	549
*	Innodata Inc.	15,226	547
*	Verint Systems Inc.	30,033	536
*	Applied Digital Corp.	94,261	530
*	SailPoint Inc.	28,074	526
*	Grid Dynamics Holdings Inc.	32,477	508
*	Hut 8 Corp.	43,304	503
*	Sprinklr Inc. Class A	59,708	499
	SolarWinds Corp.	26,021	480
*	Jamf Holding Corp.	38,834	472
*	Ultra Clean Holdings Inc.	21,804	467
*	Penguin Solutions Inc.	25,193	438
*	Onestream Inc.	20,022	427
*	Amplitude Inc. Class A	41,491	423
*	MaxLinear Inc.	38,574	419
*	Terawulf Inc.	152,478	416
*	Fastly Inc. Class A	65,305	413
*	PROS Holdings Inc.	21,219	404
*	Rumble Inc.	56,619	400
	Hackett Group Inc.	13,027	381
*	NextNav Inc.	31,291	381
	PC Connection Inc.	6,077	379
*	Ibotta Inc. Class A	8,911	376
*	Vimeo Inc.	71,219	375
*	Blend Labs Inc. Class A	111,878	375
*,1	Quantum Computing Inc.	46,542	372
*	ServiceTitan Inc. Class A	3,842	365
*	Cohu Inc.	24,574	361
*	ScanSource Inc.	10,580	360
*	PDF Solutions Inc.	18,734	358
*	Ichor Holdings Ltd.	15,759	356
*	EverQuote Inc. Class A	13,409	351
*	Olo Inc. Class A	56,596	342
*	Yext Inc.	50,855	313
*	Weave Communications Inc.	27,823	309
*	CEVA Inc.	11,995	307
	Xerox Holdings Corp.	61,784	298
*	Alpha & Omega Semiconductor Ltd.	11,532	287
*	Cipher Mining Inc.	123,142	283
*	E2open Parent Holdings Inc.	139,131	278

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Couchbase Inc.	17,407	274
*	Grindr Inc.	15,003	269
*	MeridianLink Inc.	14,162	262
	OneSpan Inc.	17,119	261
*,1	Wolfspeed Inc.	82,290	252
*	SEMrush Holdings Inc. Class A	26,703	249
*	Kimball Electronics Inc.	14,862	244
*	N-able Inc.	34,116	242
*	Consensus Cloud Solutions Inc.	10,465	242
	Shutterstock Inc.	12,634	235
*	Daktronics Inc.	18,813	229
*	Groupon Inc.	12,215	229
*	BigCommerce Holdings Inc. Series 1	36,948	213
*	TechTarget Inc.	13,982	207
*	nLight Inc.	26,421	205
	Climb Global Solutions Inc.	1,792	198
*	NerdWallet Inc. Class A	21,435	194
	Logility Supply Chain Solutions Inc.	13,301	190
	Simulations Plus Inc.	7,757	190
*	Bandwidth Inc. Class A	13,764	180
	NVE Corp.	2,781	177
*	Ouster Inc.	19,504	175
*	Mitek Systems Inc.	21,015	173
*	PubMatic Inc. Class A	18,496	169
*	Bumble Inc. Class A	38,647	168
*	indie Semiconductor Inc. Class A	82,495	168
*	Digital Turbine Inc.	59,087	160
	Red Violet Inc.	4,255	160
*	Mediaalpha Inc. Class A	16,967	157
*	Cerence Inc.	18,602	147
*	Navitas Semiconductor Corp.	70,599	145
*	Domo Inc. Class B	17,734	138
*	Digimarc Corp.	10,311	132
*,1	MicroVision Inc.	104,855	130
*,1	BigBear.ai Holdings Inc.	44,876	128
	Immersion Corp.	16,646	126
*	Unisys Corp.	27,349	126
*,1	Aehr Test Systems	16,147	118
*	Arteris Inc.	16,883	117
*	KULR Technology Group Inc.	87,652	116
*	Rimini Street Inc.	32,856	114
*	ON24 Inc.	21,474	112
*	Asure Software Inc.	11,625	111
*	Kaltura Inc.	57,548	108
*	Nextdoor Holdings Inc.	70,628	108
*	Aeva Technologies Inc.	15,395	108
*	Tucows Inc. Class A	6,201	105
*	Kopin Corp.	109,043	102
*	Eventbrite Inc. Class A	47,701	101
	ReposiTrak Inc.	4,907	99
*	Getty Images Holdings Inc.	57,135	99
*	Enfusion Inc. Class A	8,762	98
*	Viant Technology Inc. Class A	7,806	97
*,1	Coreweave Inc. Class A	2,550	95
*	Backblaze Inc. Class A	19,382	94
*	Definitive Healthcare Corp.	29,785	86
	Methode Electronics Inc.	13,394	85
*	Expensify Inc. Class A	28,100	85
	CSP Inc.	5,406	83
*	Rackspace Technology Inc.	46,340	78
*	1stdibs.com Inc.	24,950	76
*	Angi Inc.	4,825	74
*	Telos Corp.	30,682	73
*	SmartRent Inc.	60,221	73
*	CoreCard Corp.	3,812	71
	Richardson Electronics Ltd.	6,173	69
*	QuickLogic Corp.	13,072	67
*	Astronova Inc.	6,470	59
*	eGain Corp.	11,671	57
*	AudioEye Inc.	5,086	56

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	TrueCar Inc.	34,588	55
*	Upland Software Inc.	19,213	55
*	FiscalNote Holdings Inc.	66,657	54
*	Synchronoss Technologies Inc.	4,888	53
*,1	Atomera Inc.	13,078	52
*	WM Technology Inc.	41,877	47
*	Intellicheck Inc.	14,706	45
*,1	Veritone Inc.	18,337	43
*	Identiv Inc.	12,931	41
*	Vivid Seats Inc. Class A	13,986	41
*	AXT Inc.	26,060	37
*	Mastech Digital Inc.	3,641	37
*,1	Rekor Systems Inc.	40,144	36
*	LivePerson Inc.	44,180	35
*	GSI Technology Inc.	15,882	32
*	BuzzFeed Inc.	14,699	31
*	Inuvo Inc.	84,564	30
*	Amtech Systems Inc.	5,730	28
*	One Stop Systems Inc.	11,905	28
*	SkyWater Technology Inc.	3,991	28
*	ACCESS Newswire Inc.	2,964	26
*	TransAct Technologies Inc.	7,051	26
*	Zedge Inc. Class B	10,242	24
*	Key Tronic Corp.	8,842	23
*	NetSol Technologies Inc.	9,164	22
*	DLH Holdings Corp.	5,365	22
*	Data I / O Corp.	8,084	20
*	Pixelworks Inc.	28,965	18
*	VirnetX Holding Corp.	2,409	18
*	Everspin Technologies Inc.	3,115	16
	Ingram Micro Holding Corp.	756	13
*	Glimpse Group Inc.	9,170	11
			8,681,308
Telecommunications (2.1%)
	Cisco Systems Inc.	1,802,265	111,218
	AT&T Inc.	3,613,369	102,186
	Verizon Communications Inc.	1,906,676	86,487
	Comcast Corp. Class A	1,898,258	70,046
	T-Mobile US Inc.	229,771	61,282
*	Arista Networks Inc.	506,989	39,281
	Motorola Solutions Inc.	84,022	36,786
*	Charter Communications Inc. Class A	46,360	17,085
	Juniper Networks Inc.	168,587	6,101
*	Liberty Broadband Corp. Class C	60,740	5,166
*	Roku Inc.	64,988	4,578
*	Frontier Communications Parent Inc.	123,103	4,414
*	Ciena Corp.	70,517	4,261
	InterDigital Inc.	13,090	2,706
*	Lumentum Holdings Inc.	33,567	2,093
*	Lumen Technologies Inc.	461,277	1,808
*	EchoStar Corp. Class A	67,127	1,717
	Telephone & Data Systems Inc.	42,271	1,638
*	AST SpaceMobile Inc.	71,682	1,630
	Cogent Communications Holdings Inc.	22,548	1,382
*	Viavi Solutions Inc.	117,683	1,317
	Iridium Communications Inc.	47,573	1,300
*	Calix Inc.	31,605	1,120
*	Extreme Networks Inc.	64,529	854
	Cable One Inc.	2,375	631
*	Viasat Inc.	57,958	604
*	Harmonic Inc.	58,538	561
*	Globalstar Inc.	25,226	526
*	CommScope Holding Co. Inc.	98,271	522
	IDT Corp. Class B	9,927	509
*	fuboTV Inc.	169,242	494
*	Digi International Inc.	16,734	466
*	Liberty Broadband Corp. Class A	5,385	458
*	United States Cellular Corp.	5,954	412
*	Applied Optoelectronics Inc.	21,662	333

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Altice USA Inc. Class A	122,225	325
*	NETGEAR Inc.	13,066	320
	Shenandoah Telecommunications Co.	25,385	319
*	Powerfleet Inc. NJ	57,183	314
*	Anterix Inc.	7,145	261
*	ADTRAN Holdings Inc.	29,728	259
*	Gogo Inc.	27,231	235
*	Xperi Inc.	24,570	190
	Spok Holdings Inc.	11,437	188
*	Ooma Inc.	13,218	173
*	Ribbon Communications Inc.	42,263	166
*	Aviat Networks Inc.	7,687	147
*	8x8 Inc.	72,629	145
*	Clearfield Inc.	4,566	136
*	WideOpenWest Inc.	23,369	116
*	BK Technologies Corp.	2,710	106
	ATN International Inc.	4,873	99
*	Lightwave Logic Inc.	75,692	78
*	Genasys Inc.	27,518	62
*	Inseego Corp.	6,265	51
*	Lantronix Inc.	17,211	43
*	Airgain Inc.	10,184	34
*	Comtech Telecommunications Corp.	17,717	28
	Network-1 Technologies Inc.	15,271	20
*,3	GCI Liberty Inc.	82,371	—
			575,787
Utilities (2.9%)
	NextEra Energy Inc.	1,035,618	73,415
	Southern Co.	551,045	50,669
	Duke Energy Corp.	388,046	47,330
	Waste Management Inc.	202,427	46,864
	Constellation Energy Corp.	158,468	31,952
	American Electric Power Co. Inc.	269,083	29,403
	Waste Connections Inc. (XTSE)	129,999	25,374
	Republic Services Inc.	102,327	24,779
	Dominion Energy Inc.	428,667	24,035
	Sempra	327,404	23,364
	Exelon Corp.	506,135	23,323
	Xcel Energy Inc.	299,730	21,218
	Public Service Enterprise Group Inc.	250,607	20,625
	Vistra Corp.	170,532	20,027
	Consolidated Edison Inc.	178,223	19,710
	Entergy Corp.	216,157	18,479
	PG&E Corp.	1,074,156	18,454
	WEC Energy Group Inc.	160,485	17,490
	American Water Works Co. Inc.	97,297	14,353
	Ameren Corp.	134,300	13,484
	PPL Corp.	351,311	12,686
	Atmos Energy Corp.	79,556	12,298
	DTE Energy Co.	88,167	12,191
	CenterPoint Energy Inc.	327,533	11,866
	Eversource Energy	184,320	11,448
	Edison International	194,116	11,437
	CMS Energy Corp.	149,793	11,251
	FirstEnergy Corp.	275,082	11,119
	NiSource Inc.	236,937	9,499
	NRG Energy Inc.	99,159	9,466
	Alliant Energy Corp.	129,268	8,318
	Evergy Inc.	109,817	7,572
	Pinnacle West Capital Corp.	60,348	5,748
	Essential Utilities Inc.	135,979	5,375
*	Clean Harbors Inc.	24,560	4,841
	OGE Energy Corp.	101,930	4,685
*	Talen Energy Corp.	23,457	4,684
	AES Corp.	354,434	4,402
	National Fuel Gas Co.	45,720	3,621
	UGI Corp.	106,358	3,517
*	Casella Waste Systems Inc. Class A	30,927	3,449
	IDACORP Inc.	27,659	3,214

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	New Jersey Resources Corp.	51,576	2,530
	Portland General Electric Co.	55,114	2,458
	TXNM Energy Inc.	45,270	2,421
	ONE Gas Inc.	30,710	2,321
	Southwest Gas Holdings Inc.	31,042	2,229
	Black Hills Corp.	35,418	2,148
	Spire Inc.	27,414	2,145
	Ormat Technologies Inc. (XNYS)	29,085	2,058
	Northwestern Energy Group Inc.	31,874	1,845
	ALLETE Inc.	27,788	1,826
	MDU Resources Group Inc.	105,150	1,778
	MGE Energy Inc.	18,924	1,759
	Avista Corp.	41,552	1,740
	American States Water Co.	19,270	1,516
	Chesapeake Utilities Corp.	11,453	1,471
	California Water Service Group	29,310	1,420
*,1	Oklo Inc.	46,184	999
	Clearway Energy Inc. Class C	31,150	943
*	Hawaiian Electric Industries Inc.	84,473	925
	SJW Group	16,433	899
	Northwest Natural Holding Co.	20,612	880
	Clearway Energy Inc. Class A	27,323	778
*	Sunrun Inc.	111,356	653
*	NuScale Power Corp.	43,231	612
	Middlesex Water Co.	8,352	535
	Unitil Corp.	8,063	465
	Aris Water Solutions Inc. Class A	13,040	418
*,1	NANO Nuclear Energy Inc.	11,742	311
	Excelerate Energy Inc. Class A	7,722	221
*	Altus Power Inc.	41,436	205
*	Enviri Corp.	29,756	198
	York Water Co.	5,566	193
	Artesian Resources Corp. Class A	4,852	158
*	Pure Cycle Corp.	14,095	148
	RGC Resources Inc.	5,308	111
*	Cadiz Inc.	35,748	105
	Genie Energy Ltd. Class B	6,791	102
	Global Water Resources Inc.	7,988	82
*	Arq Inc.	16,504	69
*	Perma-Fix Environmental Services Inc.	9,152	66
*	Net Power Inc.	19,230	51
*	Quest Resource Holding Corp.	15,072	39
			778,866
Total Common Stocks (Cost $8,828,009)			27,043,199
Warrants (0.0%)
*	Hycroft Mining Holding Corp. Exp. 10/6/25 (Cost $—)	20,000	1
*	M-Tron Industries Inc. Exp. 2/28/28 (Cost $—)	741	—
Total Warrants (Cost $—)			1

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[6,7]	Vanguard Market Liquidity Fund, 4.342% (Cost $51,830)	518,432	51,838
Total Investments (99.9%) (Cost $8,879,839)			27,095,038
Other Assets and Liabilities—Net (0.1%)			25,731
Net Assets (100%)			27,120,769
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,848.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $303, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $9, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $12,849 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	15	1,520	(25)
E-mini S&P 500 Index	June 2025	218	61,620	(209)
E-mini S&P Mid-Cap 400 Index	June 2025	30	8,816	(36)
				(270)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Institutional Total Stock Market Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,043,126	9	64	27,043,199
Warrants	1	—	—	1
Temporary Cash Investments	51,838	—	—	51,838
Total	27,094,965	9	64	27,095,038
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(270)	—	—	(270)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.